Schedule of Investments
May 31, 2026
(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–105.79%
Alabama–1.64%
Baldwin (County of), AL Industrial Development Authority (Novelis Corp.); Series 2026, RB(a)(b)(c)	4.30%	03/01/2033	$3,840	$3,777,693
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.75%	06/01/2045	8,950	8,828,164
Black Belt Energy Gas District (The) (Gas); Series 2022 F, RB(c)	5.50%	12/01/2028	4,000	4,180,266
Hoover (City of), AL Industrial Development Board (United States Steel Corp.); Series 2019, RB(b)	5.75%	10/01/2049	10,250	10,515,723
Huntsville-Redstone Village Special Care Facilities Financing Authority;
Series 2007, Ref. RB	6.00%	01/01/2060	36,325	31,297,813
Series 2008, RB(d)	2.00%	01/01/2060	8,208	436,337
Jefferson (County of), AL;
Series 2024, Ref. Revenue Wts.	5.25%	10/01/2049	10,000	10,390,545
Series 2024, Ref. Revenue Wts.	5.50%	10/01/2053	5,000	5,226,239
Mobile (County of), AL (Gomesa); Series 2026, Revenue Wts.(a)	5.00%	11/01/2050	4,500	4,341,001
Mobile (County of), AL Industrial Development Authority (AM/NS Calvert LLC);
Series 2024, RB(b)	5.00%	06/01/2054	8,900	8,693,469
Series 2024, RB(b)	4.75%	12/01/2054	17,155	16,174,616
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR(a)	5.25%	05/01/2044	4,688	4,755,062
				108,616,928
Arizona–3.27%
Arizona (State of) Industrial Development Authority (Academies of Math & Science);
Series 2019, RB(a)	5.00%	07/01/2039	1,000	1,004,063
Series 2022, RB(a)	5.25%	07/01/2052	500	473,173
Arizona (State of) Industrial Development Authority (American Charter Schools Foundation); Series 2017, Ref. RB(a)	6.00%	07/01/2047	15,000	15,153,918
Arizona (State of) Industrial Development Authority (Basis Schools);
Series 2017 A, Ref. RB(a)	5.13%	07/01/2037	1,180	1,180,288
Series 2017 D, Ref. RB(a)	5.00%	07/01/2051	3,300	3,058,566
Series 2017 G, Ref. RB(a)	5.00%	07/01/2051	1,000	926,838
Arizona (State of) Industrial Development Authority (Benjamin Franklin Charter School);
Series 2023, RB(a)	5.00%	07/01/2043	1,000	981,492
Series 2023, RB(a)	5.25%	07/01/2053	2,000	1,858,782
Arizona (State of) Industrial Development Authority (Kaizen Education Foundation);
Series 2016, RB(a)	5.70%	07/01/2047	9,730	9,733,725
Series 2016, RB(a)	5.80%	07/01/2052	4,920	4,921,204
Arizona (State of) Industrial Development Authority (Leman Academy of Excellence);
Series 2019 A, RB(a)	5.00%	07/01/2039	1,000	999,960
Series 2019 A, RB(a)	5.00%	07/01/2049	4,000	3,693,671
Arizona (State of) Industrial Development Authority (Leman Academy-Parker Colorado);
Series 2019, RB(a)	5.00%	07/01/2039	2,635	2,634,895
Series 2019, RB(a)	5.00%	07/01/2049	2,000	1,863,990
Series 2019, RB(a)	5.00%	07/01/2054	6,210	5,662,062
Arizona (State of) Industrial Development Authority (Linder Village); Series 2020, RB(a)	5.00%	06/01/2031	4,440	4,514,210
Arizona (State of) Industrial Development Authority (Mater Academy of Nevada Mountain Vista Campus Project);
Series 2018 A, RB(a)	5.25%	12/15/2038	1,060	1,062,308
Series 2018 A, RB(a)	5.50%	12/15/2048	3,265	3,214,390
Arizona (State of) Industrial Development Authority (Phoenix Children’s Hospital); Series 2020 A, RB	4.00%	02/01/2050	15,285	13,423,116
Glendale (City of), AZ Industrial Development Authority (Sun Health Services); Series 2019 A, Ref. RB	5.00%	11/15/2048	9,350	9,352,906
Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus);
Series 2017, Ref. RB	4.00%	11/15/2027	1,010	978,550
Series 2017, Ref. RB	5.00%	11/15/2040	4,985	4,167,177
Series 2017, Ref. RB	5.00%	11/15/2045	4,695	3,600,134
Series 2018, RB	5.00%	11/15/2053	5,970	4,169,172
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arizona–(continued)
La Paz (County of), AZ Industrial Development Authority (Kilgore); Series 2025, RB(a)(e)	0.00%	12/15/2034	$6,950	$3,909,505
Maricopa (County of), AZ Industrial Development Authority (Benjamin Franklin Charter School); Series 2018, RB(a)	6.00%	07/01/2052	1,000	1,003,519
Maricopa (County of), AZ Industrial Development Authority (Commercial Metals Co.); Series 2022, RB(a)(b)	4.00%	10/15/2047	15,700	13,707,929
Maricopa (County of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2019, Ref. RB(a)	5.00%	07/01/2054	950	878,905
Maricopa (County of), AZ Industrial Development Authority (Paradise Schools);
Series 2016, Ref. RB(a)	5.00%	07/01/2036	2,475	2,475,576
Series 2016, Ref. RB(a)	5.00%	07/01/2047	3,775	3,546,727
Maricopa (County of), AZ Industrial Development Authority (Valley Christian Schools);
Series 2023, RB(a)	6.00%	07/01/2043	1,885	1,903,321
Series 2023, RB(a)	6.25%	07/01/2053	1,900	1,868,697
Series 2023, RB(a)	6.38%	07/01/2058	1,250	1,228,193
Phoenix (City of), AZ Industrial Development Authority; Series 2014, RB	5.00%	07/01/2044	2,250	2,251,820
Phoenix (City of), AZ Industrial Development Authority (Basis Schools) (The);
Series 2015, Ref. RB(a)	5.00%	07/01/2045	5,015	4,876,655
Series 2016 A, Ref. RB(a)	5.00%	07/01/2046	1,500	1,444,690
Phoenix (City of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2016, RB(a)	5.00%	07/01/2046	500	478,571
Phoenix (City of), AZ Industrial Development Authority (The) (Basis Schools); Series 2016 A, Ref. RB(a)	5.00%	07/01/2046	2,875	2,768,990
Phoenix (City of), AZ Industrial Development Authority (The) (Legacy Traditional Schools); Series 2015, Ref. RB(a)	5.00%	07/01/2045	1,845	1,794,274
Phoenix (City of), AZ Industrial Development Authority (The) (Overland Crossing); Series 2022, RB(a)	9.50%	04/01/2052	7,900	6,839,498
Pima (County of), AZ Industrial Development Authority (The) (Acclaim Charter School);
Series 2006, RB	5.70%	12/01/2026	280	279,976
Series 2006, RB	5.80%	12/01/2036	4,385	4,272,867
Pima (County of), AZ Industrial Development Authority (The) (American Leadership Academy);
Series 2015, Ref. RB(a)	5.38%	06/15/2035	2,370	2,371,011
Series 2015, Ref. RB(a)	5.63%	06/15/2045	1,000	999,984
Series 2019, Ref. RB(a)	5.00%	06/15/2052	6,050	5,290,454
Series 2022, Ref. RB(a)	4.00%	06/15/2051	8,800	6,710,612
Pima (County of), AZ Industrial Development Authority (The) (Career Success Schools);
Series 2020, Ref. RB(a)	5.50%	05/01/2040	1,125	1,127,116
Series 2020, Ref. RB(a)	5.75%	05/01/2050	5,000	5,000,168
Pima (County of), AZ Industrial Development Authority (The) (Imagine East Mesa Charter Schools); Series 2019, RB(a)	5.00%	07/01/2049	1,500	1,399,844
Pima (County of), AZ Industrial Development Authority (The) (Premier Charter High School);
Series 2016 A, Ref. RB(a)	7.00%	07/01/2045	2,977	2,436,204
Series 2016 B, Ref. RB(f)	2.07%	07/01/2045	1,735	433,839
Series 2016 C, Ref. RB(f)	2.07%	07/01/2045	1,036	10,355
Salt River Project Agricultural Improvement & Power District; Series 2025, RB(g)	5.25%	01/01/2053	12,000	12,649,864
Sierra (City of), AZ Vista Industrial Development Authority (American Leadership Academy); Series 2024, RB(a)	5.00%	06/15/2059	3,410	2,915,859
Sierra (City of), AZ Vista Industrial Development Authority (Desert Heights Charter School); Series 2024, Ref. RB(a)	6.13%	06/01/2057	6,000	5,682,712
Sierra (City of), AZ Vista Industrial Development Authority (Desert Star Academy); Series 2026, RB(a)	6.75%	06/15/2061	3,665	3,452,933
Sierra (City of), AZ Vista Industrial Development Authority (Wake Preparatory Academy);
Series 2025, RB	6.25%	06/15/2050	3,525	3,567,871
Series 2025, RB	6.50%	06/15/2055	3,150	3,211,949
Tempe (City of), AZ Industrial Development Authority (Friendship Village);
Series 2025, RB	5.63%	12/01/2055	1,000	1,027,957
Series 2025, RB	5.63%	12/01/2060	3,090	3,151,576
				215,598,611
Arkansas–0.51%
Arkansas (State of) Development Finance Authority (Green Bonds); Series 2022, RB(b)	5.45%	09/01/2052	21,790	22,103,436
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arkansas–(continued)
Arkansas (State of) Development Finance Authority (U.S. Steel Corp.) (Green Bonds); Series 2023, RB(b)	5.70%	05/01/2053	$11,500	$11,803,170
				33,906,606
California–8.74%
Alameda (City of), CA Corridor Transportation Authority; Series 2022 C, RB (INS - AGI)(d)(h)	5.45%	10/01/2052	4,505	2,628,995
California (State of); Series 2023, GO Bonds(g)	5.25%	09/01/2053	15,000	16,006,428
California (State of) County Tobacco Securitization Agency (Los Angeles County Securitization Corp.); Series 2020 B-2, Ref. RB(e)	0.00%	06/01/2055	12,385	2,067,016
California (State of) Educational Facilities Authority (Saint Mary’s College of California); Series 2023, Ref. RB	5.50%	10/01/2053	1,315	1,303,581
California (State of) Educational Facilities Authority (Stanford University); Series 2014 U-6, RB(g)	5.00%	05/01/2045	15,000	17,592,780
California (State of) Infrastructure & Economic Development Bank (Brightline West Passenger Rail) (Green Bonds); Series 2025 B, Ref. RB(a)(b)(c)	12.00%	11/02/2026	42,920	24,035,200
California (State of) Infrastructure & Economic Development Bank (WFCS Portfolio Program);
Series 2021 A-1, RB(a)	5.00%	01/01/2056	4,300	3,729,727
Series 2021, RB(a)(e)	0.00%	01/01/2061	68,160	5,954,192
California (State of) Municipal Finance Authority;
Series 2025 A-1, RB	3.44%	02/20/2041	15,572	14,571,190
Series 2026 A-1, RB	4.05%	07/20/2041	6,389	6,311,882
Series 2026 A-1, RB	4.05%	07/20/2041	2,495	2,330,428
California (State of) Municipal Finance Authority (Ascent 613);
Series 2025 A, RB(a)	5.25%	01/01/2045	2,500	2,540,938
Series 2025 A, RB(a)	5.38%	01/01/2055	1,000	1,005,388
Series 2025 A, RB(a)	5.50%	01/01/2060	5,450	5,499,939
California (State of) Municipal Finance Authority (Eisenhower Medical Centers); Series 2017 A, Ref. RB	5.00%	07/01/2047	9,635	9,643,623
California (State of) Municipal Finance Authority (Goodwill Industries of Sacramento & Nevada);
Series 2012, RB(a)	6.63%	01/01/2032	615	611,144
Series 2012, RB(a)	6.88%	01/01/2042	1,465	1,446,308
California (State of) Municipal Finance Authority (Linxs APM); Series 2018 A, RB(b)	5.00%	12/31/2047	3,560	3,569,598
California (State of) Municipal Finance Authority (Palomar Health); Series 2022 A, Ref. COP (INS - AGI)(h)	5.25%	11/01/2052	3,000	3,023,588
California (State of) Pollution Control Financing Authority (Plant Bonds);
Series 2012, RB(a)(b)	5.00%	07/01/2037	13,500	13,501,467
Series 2012, RB(a)(b)	5.00%	11/21/2045	18,260	18,262,020
California (State of) Public Finance Authority (Enso Village) (Green Bonds);
Series 2021, RB(a)	5.00%	11/15/2046	2,000	1,898,928
Series 2021, RB(a)	5.00%	11/15/2051	1,810	1,643,106
Series 2021, RB(a)	5.00%	11/15/2056	1,160	1,031,841
California (State of) Public Finance Authority (Sunrise of Long Beach); Series 2025, RB(a)	6.50%	06/01/2055	7,500	7,925,380
California (State of) School Facilities Financing Authority; Series 2010, RB (INS - AGI)(e)(h)	0.00%	08/01/2049	24,405	7,542,019
California (State of) School Finance Authority (Aspire Public Schools Obligated Group);
Series 2020 A, RB(a)	5.00%	08/01/2050	1,200	1,128,907
Series 2022, RB(a)	5.00%	08/01/2052	2,875	2,667,631
California (State of) School Finance Authority (Green Dot Public Schools);
Series 2022, Ref. RB(a)	5.00%	08/01/2032	595	616,292
Series 2022, Ref. RB(a)	5.38%	08/01/2042	1,150	1,200,602
Series 2022, Ref. RB(a)	5.75%	08/01/2052	1,160	1,190,497
California (State of) School Finance Authority (New Designs Charter School); Series 2024, Ref. RB(a)	5.00%	06/01/2064	1,600	1,474,326
California (State of) School Finance Authority (TEACH Public Schools); Series 2019 A, RB(a)	5.00%	06/01/2058	1,900	1,729,979
California (State of) Statewide Communities Development Authority; Series 2022, RB (INS - AGI)(g)(h)	5.38%	08/15/2057	10,000	10,200,025
California (State of) Statewide Communities Development Authority (Creative Child Care & Team Charter); Series 2015, RB(a)	6.75%	06/01/2045	6,145	6,149,110
California (State of) Statewide Communities Development Authority (Enloe Medical Center); Series 2022 A, RB (INS - AGI)(h)	5.25%	08/15/2052	2,000	2,031,150
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center);
Series 2016 A, RB(a)	5.00%	12/01/2046	$6,630	$6,630,303
Series 2016 A, RB(a)	5.25%	12/01/2056	25,000	25,000,308
Series 2018 A, RB(a)	5.50%	12/01/2058	24,340	24,571,383
Series 2018, RB(a)	5.25%	12/01/2043	500	509,994
California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program);
Series 2002, RB	6.00%	05/01/2043	15,000	15,280,043
Series 2006 A, RB(e)	0.00%	06/01/2046	174,450	45,533,334
Series 2006 C, RB(a)(e)	0.00%	06/01/2055	211,450	13,251,677
Fairfield (City of), CA Community Facilities District No. 2007-1 (Fairfield Commons);
Series 2008, RB	6.75%	09/01/2028	1,710	1,723,842
Series 2008, RB	6.88%	09/01/2038	4,440	4,470,904
Foothill-Eastern Transportation Corridor Agency;
Series 2014 A, Ref. RB (INS - AGI)(e)(h)	0.00%	01/15/2036	35,000	25,323,753
Series 2014 A, Ref. RB	6.85%	01/15/2042	5,000	5,949,100
Golden State Tobacco Securitization Corp.; Series 2021 B-2, Ref. RB(e)	0.00%	06/01/2066	348,403	34,839,011
Inland Empire Tobacco Securitization Corp.;
Series 2007 D, RB(e)	0.00%	06/01/2057	46,635	3,962,637
Series 2007 F, RB(a)(e)	0.00%	06/01/2057	99,650	5,114,407
Los Angeles (City of), CA Department of Airports;
Series 2017, Sub. RB(b)	5.00%	05/15/2041	3,750	3,756,174
Series 2021 A, Ref. RB(b)(g)(i)	5.00%	05/15/2051	5,000	5,076,752
Palomar Health; Series 2016, Ref. RB	5.00%	11/01/2039	2,800	2,773,603
Sacramento (County of), CA (Metro Air Park Community); Series 2022, Ref. RB	5.00%	09/01/2042	1,000	1,030,896
San Bernardino City Unified School District;
Series 2011 D, GO Bonds (INS - AGI)(e)(h)	0.00%	08/01/2036	7,650	5,345,322
Series 2011 D, GO Bonds (INS - AGI)(e)(h)	0.00%	08/01/2037	13,130	8,769,057
Series 2011 D, GO Bonds (INS - AGI)(e)(h)	0.00%	08/01/2038	13,515	8,604,805
Series 2011 D, GO Bonds (INS - AGI)(e)(h)	0.00%	08/01/2039	13,895	8,444,335
Series 2011 D, GO Bonds (INS - AGI)(e)(h)	0.00%	08/01/2040	14,280	8,270,468
Series 2011 D, GO Bonds (INS - AGI)(e)(h)	0.00%	08/01/2041	14,080	7,753,933
San Diego (County of), CA Regional Airport Authority; Series 2021 B, RB(b)	4.00%	07/01/2056	2,660	2,321,224
San Diego Unified School District (Election of 2008); Series 2012 E, GO Bonds(d)	5.25%	07/01/2042	10,000	8,883,807
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport); Second Series 2023 C, Ref. RB(b)	5.75%	05/01/2048	10,000	10,803,743
San Jose (City of), CA (Helzer Courts Apartments); Series 1999 A, RB(b)	6.40%	12/01/2041	11,813	11,816,032
Savanna School District (Election of 2008); Series 2012 B, GO Bonds (INS - AGI)(d)(h)	6.75%	02/01/2052	7,500	6,434,844
Silicon Valley Tobacco Securitization Authority (Santa Clara);
Series 2007 A, RB(e)	0.00%	06/01/2036	10,000	5,742,332
Series 2007 A, RB(e)	0.00%	06/01/2047	20,000	4,961,100
Southern California Logistics Airport Authority;
Series 2008 A, RB(e)	0.00%	12/01/2045	18,085	6,090,388
Series 2008 A, RB(e)	0.00%	12/01/2046	18,085	5,725,429
Series 2008 A, RB(e)	0.00%	12/01/2047	18,085	5,390,462
Series 2008 A, RB(e)	0.00%	12/01/2048	18,085	5,017,945
Series 2008 A, RB(e)	0.00%	12/01/2049	18,085	4,761,717
Series 2008 A, RB(e)	0.00%	12/01/2050	18,085	4,456,205
Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.); Series 2019, Ref. RB	5.00%	06/01/2048	5,975	5,900,812
Tender Option Bond Trust Receipts/Certificates; Series 2026, RB(g)(i)	5.00%	04/01/2050	10,000	10,582,424
Vallejo (City of), CA Public Financing Authority (Hiddenbrooke Improvement District); Series 2004 A, RB	5.80%	09/01/2031	2,100	2,112,561
				577,052,291
Colorado–11.34%
3rd and Havana Metropolitan District;
Series 2020 A, GO Bonds	5.25%	12/01/2049	3,200	2,775,991
Series 2020 B, GO Bonds	7.75%	12/15/2049	1,925	1,929,444
64th Ave ARI Authority; Series 2020, RB	6.50%	12/01/2043	14,000	14,213,458
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Aberdeen Metropolitan District No. 2; Series 2021, Ref. GO Bonds(d)	5.75%	12/01/2051	$6,055	$5,677,474
Aurora Highlands Community Authority Board; Series 2021 A, Ref. RB	5.75%	12/01/2051	40,000	39,661,176
Banning Lewis Ranch Metropolitan District No. 4;
Series 2018 A, GO Bonds	5.75%	12/01/2048	4,832	4,838,814
Series 2018 B, GO Bonds	8.00%	12/15/2048	1,206	1,206,216
Series 2018 C, GO Bonds	8.00%	12/15/2051	4,134	3,720,916
Banning Lewis Ranch Metropolitan District No. 5;
Series 2018 A, GO Bonds	5.75%	12/01/2048	2,165	2,168,047
Series 2018 B, GO Bonds	8.00%	12/15/2048	511	511,092
Series 2018 C, GO Bonds	8.00%	12/15/2051	1,942	1,695,071
Banning Lewis Ranch Metropolitan District No. 8; Series 2021, GO Bonds(a)	4.88%	12/01/2051	4,500	3,768,208
Banning Lewis Ranch Regional Metropolitan District No. 1;
Series 2018 A, GO Bonds	5.38%	12/01/2048	2,500	2,472,578
Series 2018 B, GO Bonds	7.75%	12/15/2041	40	40,101
Series 2018 C, GO Bonds	8.00%	12/15/2041	1,801	1,554,920
Banning Lewis Ranch Regional Metropolitan District No. 2; Series 2021, GO Bonds	5.75%	12/01/2051	5,190	4,986,866
Base Village Metropolitan District No. 2; Series 2016 B, Ref. GO Bonds	6.50%	12/15/2048	2,830	2,419,258
Belford North Metropolitan District; Series 2020 B, GO Bonds	8.50%	12/15/2050	6,500	6,511,288
Bella Mesa Metropolitan District; Series 2024 B, GO Bonds(a)	8.00%	12/15/2054	2,000	2,003,642
Bennett Ranch Metropolitan District No. 1; Series 2021 B, GO Bonds	7.50%	12/15/2051	1,221	1,111,405
Berthoud-Heritage Metropolitan District No. 10; Series 2022 B, GO Bonds	8.00%	12/15/2052	6,840	6,443,552
Broadway Station Metropolitan District No. 2; Series 2019 B, GO Bonds(d)	7.50%	12/01/2048	7,075	3,159,263
Broadway Station Metropolitan District No. 3; Series 2019 B, GO Bonds(d)	7.50%	12/01/2049	30,465	10,415,024
Buffalo Highlands Metropolitan District; Series 2018 B, GO Bonds	7.63%	12/15/2046	1,226	1,226,156
Buffalo Ridge Metropolitan District; Series 2018 B, GO Bonds	7.38%	12/15/2047	931	930,745
Canyon Pines Metropolitan District;
Series 2021 A-1, GO Bonds	5.25%	12/01/2051	6,995	6,166,322
Series 2024, GO Bonds(a)	8.25%	12/01/2053	3,400	3,439,263
Cascade Ridge Metropolitan District; Series 2021, GO Bonds	5.00%	12/01/2051	3,000	2,650,331
Centerra Metropolitan District No. 1 (In the City of Loveland); Series 2017, RB(a)	5.00%	12/01/2047	500	499,991
Citadel on Colfax Business Improvement District; Series 2020 B, RB	7.88%	12/15/2050	465	459,125
City Center West Commercial Metropolitan District;
Series 2020 A, Ref. GO Bonds	7.00%	12/01/2049	3,929	3,949,841
Series 2020 B, GO Bonds	9.00%	12/15/2049	581	582,801
Clear Creek Transit Metropolitan District No. 2; Series 2021 B, GO Bonds	7.90%	12/15/2050	1,160	1,016,731
Colliers Hill Metropolitan District No. 1;
Series 2019 B, Ref. GO Bonds	8.00%	12/15/2048	2,114	2,118,581
Series 2021 C, GO Bonds	7.25%	12/15/2049	2,350	2,352,392
Colliers Hill Metropolitan District No. 2; Series 2022 B-2, GO Bonds	7.63%	12/15/2042	5,782	5,865,899
Colorado (State of) Educational & Cultural Facilities Authority (Ascent Classical Academy); Series 2024, Ref. RB(a)	5.50%	04/01/2044	1,250	1,256,528
Colorado (State of) Educational & Cultural Facilities Authority (Community Leadership Academy);
Series 2008, RB	6.25%	07/01/2028	445	445,454
Series 2013, RB	7.45%	08/01/2048	2,245	2,246,768
Colorado (State of) Health Facilities Authority (Aberdeen Ridge);
Series 2021 A, RB	5.00%	05/15/2044	3,750	3,069,197
Series 2021 A, RB	5.00%	05/15/2049	500	381,020
Series 2025 A, Ref. RB(a)	8.75%	05/15/2058	8,640	8,589,141
Colorado (State of) Health Facilities Authority (CommonSpirit Health); Series 2022, RB	5.50%	11/01/2047	7,250	7,669,113
Colorado (State of) International Center Metropolitan District No. 14;
Series 2018, GO Bonds	5.88%	12/01/2046	13,500	13,515,042
Series 2022, GO Bonds	7.50%	12/15/2051	15,000	14,995,897
Colorado (State of) International Center Metropolitan District No. 4;
Series 2019 A, Ref. GO Bonds	6.00%	12/01/2047	30,920	29,589,930
Series 2019 A-2, GO Bonds	6.25%	12/01/2048	15,075	15,129,820
Series 2019 B-2, GO Bonds	8.75%	12/15/2048	1,997	2,002,304
Colorado Crossing Metropolitan District No. 2; Series 2020 B, GO Bonds(a)	7.50%	12/15/2050	3,495	3,499,382
Colorado State University Research Foundation; Series 2025 A, RB(a)	5.50%	03/01/2065	13,000	12,825,051
Colorado State University Research Foundation (The Prospect); Series 2025 A, RB(a)	5.38%	03/01/2055	5,000	4,925,884
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Compark Business Campus Metropolitan District Subdistrict; Series 2025, GO Bonds(j)	7.00%	12/01/2055	$15,080	$5,558,954
Conestoga Metropolitan District No. 2; Series 2021 A, GO Bonds	5.25%	12/01/2051	1,625	1,473,521
Cottonwood Hollow Residential Metropolitan District; Series 2021, GO Bonds	5.00%	12/01/2051	15,824	12,946,434
Creekside Village Metropolitan District; Series 2019, GO Bonds	7.75%	12/15/2049	569	569,735
Crossroads Metropolitan District No. 1; Series 2022, GO Bonds	6.50%	12/01/2051	7,460	7,430,778
Dawson Trails Metropolitan District No. 1;
Series 2024, GO Bonds(c)(e)(k)	0.00%	06/02/2026	18,383	12,969,837
Series 2025 B, GO Bonds(c)(k)	9.25%	06/02/2026	13,000	13,391,956
Series 2026, Ref. GO Bonds(e)	0.00%	12/01/2033	33,500	20,161,305
Deer Creek Villas Metropolitan District; Series 2022 B, GO Bonds	7.75%	12/15/2055	650	651,758
Denver (City & County of), CO;
Series 2018 A, RB(b)(g)(i)	5.00%	12/01/2048	10,000	10,030,414
Series 2021 A, RB	4.00%	08/01/2051	8,350	7,690,075
Series 2022 A, RB(b)	4.13%	11/15/2053	5,000	4,497,044
Series 2022 D, RB(b)(g)(i)	5.00%	11/15/2053	26,000	26,303,685
Series 2022, RB(b)(g)(i)	5.00%	11/15/2042	4,000	4,221,463
Series 2022, RB(b)(g)(i)	5.75%	11/15/2045	8,000	8,690,353
Denver (City & County of), CO (United Airlines, Inc.); Series 2017, Ref. RB(b)	5.00%	10/01/2032	15,740	15,754,248
Denver (City & County of), CO Convention Center Hotel Authority;
Series 2016, Ref. RB	5.00%	12/01/2032	1,000	1,007,161
Series 2016, Ref. RB	5.00%	12/01/2040	250	250,521
Denver (City & County of), CO Health & Hospital Authority; Series 2025 A, RB	5.13%	12/01/2050	4,750	4,731,557
Denver Gateway Center Metropolitan District; Series 2018 B, GO Bonds	7.88%	12/15/2048	1,855	1,855,170
Denver International Business Center Metropolitan District No. 1; Series 2019 B, GO Bonds	6.00%	12/01/2048	2,291	2,297,931
Elbert & Highway 86 Commercial Metropolitan District; Series 2021 B, GO Bonds(a)	8.00%	12/15/2051	1,905	1,908,480
Elevation Park Metropolitan District; Series 2021, GO Bonds	4.25%	12/01/2051	2,440	1,933,725
Erie Highlands Metropolitan District No. 2; Series 2018 C, GO Bonds	8.00%	12/15/2052	3,600	2,907,013
Evan’s Place Metropolitan District; Series 2020 A, GO Bonds	5.00%	12/01/2040	550	552,899
Flying Horse Metropolitan District No. 3; Series 2019, Ref. GO Bonds(a)	6.00%	12/01/2049	2,970	2,978,405
Forest Trace Metropolitan District No. 3;
Series 2020 B, GO Bonds	7.88%	12/15/2049	933	934,868
Series 2023 B, GO Bonds(a)	9.00%	12/15/2047	968	970,190
Fourth North Business Improvement District; Series 2022 B, RB	8.13%	12/15/2052	4,525	4,526,722
Gardens at East Iliff Metropolitan District; Series 2019 B, GO Bonds	8.50%	12/15/2049	680	680,304
Gardens on Havana Metropolitan District No. 3 (The); Series 2017 B, RB	7.75%	12/15/2047	299	299,057
Hance Ranch Metropolitan District;
Series 2020, GO Bonds	5.00%	12/01/2040	565	550,573
Series 2020, GO Bonds	5.13%	12/01/2050	1,810	1,635,670
Haskins Station Metropolitan District; Series 2019 B, GO Bonds	8.75%	12/15/2049	1,328	1,225,687
Hess Ranch Metropolitan District No. 5;
Series 2024 A-1, RB	6.00%	12/01/2043	1,421	1,478,828
Series 2024 A-2, RB	6.50%	12/01/2043	1,383	1,439,118
Hess Ranch Metropolitan District No. 6;
Series 2020 A-2, GO Bonds(d)	5.75%	12/01/2049	9,000	8,805,594
Series 2020 B, GO Bonds	8.00%	12/15/2049	4,683	4,694,881
Series 2022 C, GO Bonds(a)	8.25%	12/15/2052	15,569	15,618,354
Home Place Metropolitan District; Series 2020 B, GO Bonds	8.25%	12/15/2050	834	836,038
Homestead Hills Metropolitan District; Series 2020 B, GO Bonds	8.00%	12/15/2050	722	723,386
Jefferson Center Metropolitan District No. 2;
Series 2026 A, Ref. RB(a)	6.00%	12/01/2056	3,000	3,019,931
Series 2026, Ref. RB	8.13%	12/15/2056	3,897	3,825,385
Johnstown Farms East Metropolitan District; Series 2021, GO Bonds	5.00%	12/01/2051	2,562	2,212,367
Jones District Community Authority Board; Series 2020 A, RB(d)	5.75%	12/01/2050	6,815	6,778,412
Karl’s Farm Metropolitan District No. 2; Series 2024 B, GO Bonds	6.20%	12/15/2044	567	579,219
Lake Bluff Metropolitan District No. 2; Series 2021, Ref. GO Bonds	5.25%	12/01/2051	11,777	10,505,341
Lanterns Rock Creek Metropolitan District; Series 2020, GO Bonds	6.25%	08/01/2045	1,441	1,445,253
Ledge Rock Center Residential Metropolitan District No. 1; Series 2024 B, GO Bonds	8.75%	12/15/2054	600	601,237
Liberty Draw Metropolitan District No. 6; Series 2023, GO Bonds	7.25%	12/01/2053	2,740	2,853,463
Lowell Metropolitan District; Series 2023 B-3, Ref. GO Bonds	8.50%	12/15/2052	1,738	1,741,357
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Mayberry Springs Community Authority; Series 2021 B, RB	8.00%	04/15/2051	$3,351	$3,360,970
Mayfield Metropolitan District;
Series 2020 A, GO Bonds	5.75%	12/01/2050	1,166	1,176,026
Series 2020 B, GO Bonds	8.25%	12/15/2050	622	623,409
Series 2020 C, GO Bonds	3.00%	12/15/2050	767	333,117
Meadowbrook Crossing Metropolitan District; Series 2020 B, Ref. GO Bonds(a)	7.75%	12/15/2049	494	494,674
Midtown Clear Creek Metropolitan District; Series 2023 B, Ref. GO Bonds	8.00%	12/15/2053	641	641,262
Midtown Metropoltan District;
Series 2022 A-1, Ref. GO Bonds	6.75%	12/01/2051	3,190	3,373,717
Series 2022 A-2, Ref. GO Bonds(d)	7.00%	12/01/2051	4,330	4,072,561
Montrose (County of), CO (The Homestead at Montrose, Inc.); Series 2003 A, RB	7.00%	02/01/2038	5,930	5,929,294
Morgan Hill Metropolitan District No. 3; Series 2021 B, GO Bonds	6.38%	12/15/2051	1,460	1,461,156
Murphy Creek Metropolitan District No. 5;
Series 2022 A, GO Bonds	6.00%	12/01/2052	3,000	2,877,091
Series 2022 B, GO Bonds	9.25%	12/15/2052	3,532	3,534,870
MW Retail Business Improvement District;
Series 2024, RB(a)	6.00%	12/01/2054	1,800	1,616,838
Series 2025 A, RB(a)	6.38%	12/01/2054	500	472,563
North Range Metropolitan District No. 2; Series 2017 B, GO Bonds	7.75%	12/15/2047	1,170	1,170,145
Palisade Metropolitan District No. 2; Series 2024 C, RB(a)	8.00%	12/15/2037	1,080	1,093,779
Peak Metropolitan District No. 1; Series 2021 B, GO Bonds(a)	7.63%	12/15/2051	1,652	1,653,582
Poudre Heights Valley Metropolitan District; Series 2024 A, GO Bonds(a)	5.50%	12/01/2054	975	932,634
Promontory Metropolitan District No. 3; Series 2020 A, GO Bonds	6.25%	12/01/2050	1,021	961,120
Pronghorn Valley Metropolitan District; Series 2021 B, GO Bonds	7.25%	12/15/2051	500	500,696
Reata Ridge Village Metropolitan District No. 2; Series 2019 B-3, GO Bonds	8.00%	12/15/2049	615	616,101
Redtail Ridge Metropolitan District; Series 2025, GO Bonds(e)	0.00%	12/01/2032	7,500	4,868,240
Remuda Ranch Metropolitan District; Series 2020 B, GO Bonds	7.63%	12/15/2050	574	536,146
Revere at Johnstown Metropolitan District No. 3;
Series 2024 A, GO Bonds	7.00%	12/01/2053	2,338	2,370,422
Series 2024 B, GO Bonds	9.00%	12/15/2053	675	675,607
Riverwalk Metropolitan District No. 2; Series 2022 B, RB	7.75%	12/15/2052	5,902	5,904,105
RM Mead Metropolitan District; Series 2020 B, GO Bonds	8.00%	12/15/2050	610	610,831
Rock Canyon Metropolitan District;
Series 2020 A, GO Bonds	5.00%	12/01/2049	1,598	1,502,912
Series 2020 B, GO Bonds	8.75%	12/15/2049	398	398,591
Rocky Mountain Rail Park Metropolitan District;
Series 2021 A, GO Bonds(a)	5.00%	12/01/2041	5,645	5,649,041
Series 2024 B, Ref. GO Bonds	8.50%	12/15/2054	16,000	16,019,704
Rudolph Farms Metropolitan District No. 6; Series 2022 A, GO Bonds	6.50%	06/01/2052	13,500	13,228,214
Settler’s Crossing Metropolitan District No. 1;
Series 2020 B, GO Bonds	7.63%	12/15/2050	1,195	1,196,579
Series 2021 C, GO Bonds	7.63%	12/15/2052	4,560	4,563,438
Silver Peaks Metropolitan District No. 3; Series 2020 B, GO Bonds	7.00%	12/15/2050	442	443,392
Silverstone Metropolitan District No 3; Series 2026, RB	8.25%	12/15/2055	2,500	2,369,966
St. Vrain Lakes Metropolitan District No. 4;
Series 2024 A, GO Bonds(a)(d)	6.75%	09/20/2054	3,000	2,238,455
Series 2024 B, GO Bonds(a)	8.75%	09/20/2054	1,760	1,761,953
Sterling Ranch Community Authority Board;
Series 2024 A, Ref. RB(a)	5.75%	12/01/2054	2,400	2,426,630
Series 2024 A, Ref. RB	6.50%	12/01/2054	765	794,400
Series 2024 B, Ref. RB(a)	8.25%	12/15/2054	1,150	1,150,498
Series 2024 B, Ref. RB	8.75%	12/15/2054	750	750,527
Series 2024, RB	5.63%	12/01/2043	649	675,016
Talon Pointe Metropolitan District; Series 2019 B, Ref. GO Bonds	8.00%	12/15/2051	2,595	1,951,413
Trails at Crowfoot Metropolitan District No. 3; Series 2024 B, Ref. GO Bonds	6.88%	12/15/2052	1,375	1,378,083
Transport Metropolitan District No. 3; Series 2021 A-2, GO Bonds(d)	5.50%	12/01/2051	3,000	2,571,949
Trevenna Metropolitan District;
Series 2024 A, GO Bonds	5.75%	12/01/2054	2,525	2,488,827
Series 2024 B, GO Bonds	8.25%	12/15/2049	627	629,059
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Uplands Metropolitan District No. 1; Series 2023 A, GO Bonds	7.50%	09/01/2053	$7,970	$7,982,844
USAFA Visitor’s Center Business Improvement District; Series 2022 C, RB(a)	7.75%	12/15/2052	24,275	24,309,519
Velocity Metropolitan District No. 5; Series 2022 B, GO Bonds	8.00%	12/15/2039	14,197	14,207,016
Villages at Castle Rock Metropolitan District No. 6; Series 2021 B, Ref. GO Bonds(a)	5.70%	12/01/2051	27,543	26,254,249
Villages at Johnstown Metropolitan District No. 3; Series 2020 B, GO Bonds	7.50%	12/15/2050	843	844,434
Vista Meadows Metropolitan District; Series 2023, GO Bonds	9.25%	12/15/2053	1,418	1,419,031
Vista Meadows Metropolitan District (Senior Bonds); Series 2023 A, GO Bonds	7.25%	12/01/2053	8,750	8,875,331
Wagons West Metropolitan District; Series 2020 B-3, GO Bonds	8.50%	12/15/2049	553	554,178
Water Valley Metropolitan District No. 3; Series 2024 B, GO Bonds	6.25%	12/15/2054	829	819,468
Waters’ Edge Metropolitan District No. 2; Series 2021, GO Bonds	5.00%	12/01/2051	4,445	4,187,726
Waterstone Metropolitan District No. 1; Series 2025 B, Ref. GO Bonds	6.38%	12/15/2054	3,915	3,938,935
Waterview II Metropolitan District; Series 2022 B, GO Bonds	8.00%	12/15/2051	2,915	2,918,901
West Meadow Metropolitan District (Senior Bonds); Series 2023 A, Ref. GO Bonds(a)	6.50%	12/01/2050	1,500	1,546,623
Westerly Metropolitan District No. 4; Series 2021 B, GO Bonds	8.00%	12/15/2050	4,238	4,243,410
Willow Springs Metropolitan District; Series 2024 B, GO Bonds(a)	6.50%	10/15/2054	500	500,466
Windler Public Improvement Authority;
Series 2021 A-2, RB(d)	4.13%	12/01/2031	1,500	1,330,108
Series 2021 A-2, RB(d)	4.50%	12/01/2041	1,130	890,400
Winsome Metropolitan District No. 3; Series 2021 A, GO Bonds(a)	5.13%	12/01/2050	2,700	2,437,420
				748,737,832
Connecticut–0.13%
Connecticut (State of) Health & Educational Facilities Authority;
Series 2020 G-1, Ref. RB(a)	5.00%	07/01/2039	1,100	1,103,873
Series 2025 A, RB(a)	12.00%	09/01/2030	2,250	2,630,521
Georgetown (City of), CT Special Taxing District; Series 2006 A, GO Bonds(l)	5.13%	10/01/2036	7,935	952,200
Hamden (Town of), CT (Whitney Center); Series 2022 A, RB	7.00%	01/01/2053	4,000	4,239,862
				8,926,456
Delaware–0.22%
Delaware (State of) Economic Development Authority (Aspira of Delaware Charter Operations, Inc.);
Series 2016 A, RB	5.00%	06/01/2046	1,250	1,178,946
Series 2016 A, RB	5.00%	06/01/2051	1,100	992,734
Millsboro (Town of), DE (Plantation Lakes Special Development District);
Series 2018, Ref. RB(a)	5.13%	07/01/2038	7,962	8,026,001
Series 2018, Ref. RB(a)	5.25%	07/01/2048	4,090	4,061,796
				14,259,477
District of Columbia–1.27%
District of Columbia; Series 2025, GO Bonds(g)(i)	5.25%	01/01/2048	11,500	12,194,016
District of Columbia (Ingleside at Rock Creek);
Series 2017 A, RB	5.00%	07/01/2037	1,370	1,376,828
Series 2017 A, RB	5.00%	07/01/2052	9,485	8,797,244
District of Columbia (Provident Group - Howard Properties LLC); Series 2013, RB	5.00%	10/01/2045	2,150	2,062,321
District of Columbia Tobacco Settlement Financing Corp.; Series 2006 C, RB(e)	0.00%	06/15/2055	60,320	5,340,859
Metropolitan Washington Airports Authority; Series 2023 A, Ref. RB(b)(g)(i)	5.25%	10/01/2048	7,710	7,982,434
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement); Series 2022, Ref. RB (INS - AGI)(h)	4.00%	10/01/2052	4,365	3,845,586
Washington Metropolitan Area Transit Authority;
Series 2025, RB(g)(i)	5.25%	07/15/2050	20,000	21,306,646
Series 2025, RB(g)	5.25%	07/15/2053	20,000	20,893,898
				83,799,832
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–9.07%
Alachua (County of), FL Health Facilities Authority (East Ridge Retirement Village, Inc.);
Series 2014, RB (Acquired 09/15/2020; Cost $276,196)(l)(m)	5.63%	11/15/2029	$310	$4,653
Series 2014, RB (Acquired 06/03/2020-06/04/2020; Cost $1,066,288)(l)(m)	6.00%	11/15/2029	1,241	18,612
Series 2014, RB (Acquired 03/31/2020-10/04/2021; Cost $861,794)(l)(m)	6.00%	11/15/2034	1,025	15,378
Series 2014, RB (Acquired 02/26/2014-12/04/2020; Cost $6,201,580)(l)(m)	6.25%	11/15/2044	6,869	103,038
Series 2014, RB (Acquired 02/26/2014-09/15/2020; Cost $1,480,256)(l)(m)	6.38%	11/15/2049	1,591	23,869
Series 2014, RB (Acquired 09/15/2020; Cost $693,803)(l)(m)	5.00%	12/31/2079	720	10,795
Alachua (County of), FL Health Facilities Authority (Shands Teaching Hospital & Clinics, Inc.); Series 2019, RB	4.00%	12/01/2049	13,950	12,321,021
Alachua (County of), FL Health Facilities Authority (Terraces at Bonita Springs); Series 2022 A, Ref. RB(a)	5.00%	11/15/2061	39,250	33,039,830
Alachua (County of), FL Housing Finance Authority (Woodland Park II); Series 2025 A, RB(a)(c)	6.30%	07/01/2043	1,425	1,489,800
Babcock Ranch Community Independent Special District; Series 2024, RB(a)	5.25%	05/01/2055	1,000	991,244
Boggy Creek Improvement District;
Series 2023, Ref. RB	5.13%	05/01/2043	1,775	1,835,599
Series 2023, Ref. RB	5.38%	05/01/2053	4,325	4,365,972
Broward (County of), FL; Series 2023, RB(g)	5.50%	01/01/2055	10,000	10,498,983
Buckeye Park Community Development District; Series 2008 A, RB	7.88%	05/01/2038	655	655,357
Capital Projects Finance Authority (Millenia Orlando);
Series 2025 A, RB(a)	6.75%	01/01/2045	5,500	5,825,995
Series 2025 A, RB(a)	7.13%	01/01/2065	7,500	7,820,913
Capital Trust Agency, Inc. (Advantage Academy of Hillsborough); Series 2019 A, RB	5.00%	12/15/2049	4,750	4,336,900
Capital Trust Agency, Inc. (Franklin Academy); Series 2020, RB(a)	5.00%	12/15/2055	4,800	4,267,453
Capital Trust Agency, Inc. (Green Bonds); Series 2021, RB(a)	4.00%	06/15/2051	1,250	957,285
Capital Trust Agency, Inc. (Imagine School at North Manatee);
Series 2021 C, RB(a)	5.00%	06/01/2056	520	447,745
Series 2021, RB(a)	5.00%	06/01/2056	1,300	1,122,580
Capital Trust Agency, Inc. (New Springs, Inc.); Series 2021, RB (Acquired 11/24/2021-01/14/2025; Cost $5,176,044)(m)	4.75%	06/01/2056	6,140	4,236,669
Capital Trust Agency, Inc. (Sarasota-Manatee Jewish Housing Council, Inc.);
Series 2017, Ref. RB(a)	5.00%	07/01/2037	1,000	879,884
Series 2017, Ref. RB(a)	5.00%	07/01/2046	600	457,776
Capital Trust Agency, Inc. (Tallahassee Tapestry);
Series 2015, RB (Acquired 12/02/2015; Cost $5,348,646)(a)(l)(m)	6.75%	12/01/2035	5,405	648,600
Series 2015, RB (Acquired 12/02/2015; Cost $1,976,520)(a)(l)(m)	7.00%	12/01/2045	2,000	240,000
Series 2015, RB (Acquired 12/02/2015; Cost $989,541)(a)(l)(m)	7.13%	12/01/2050	1,000	120,000
Capital Trust Agency, Inc. (University Bridge LLC Student Housing);
Series 2018 A, RB(a)	5.25%	12/01/2043	21,350	21,415,833
Series 2018 A, RB(a)	5.25%	12/01/2058	18,800	17,700,909
Capital Trust Agency, Inc. (WFCS Portfolio); Series 2021, RB(a)(e)	0.00%	01/01/2061	17,385	1,478,669
Capital Trust Authority (Academir Charter Schools, Inc.); Series 2024, Ref. RB(a)	5.25%	06/01/2054	2,500	2,263,611
Capital Trust Authority (Central Florida Preparatory School Project); Series 2024, RB(a)	6.63%	06/15/2054	12,000	12,041,676
Capital Trust Authority (Classical Academy of Sarasota (The));
Series 2024, RB(a)	5.25%	07/01/2054	2,735	2,475,305
Series 2025, RB(a)	6.13%	07/01/2060	2,000	1,997,128
Capital Trust Authority (Florida Institute of Technology);
Series 2025, RB(a)	5.25%	07/01/2055	1,325	1,288,083
Series 2025, RB(a)	5.38%	07/01/2065	3,780	3,648,578
Capital Trust Authority (Imagine School At West Pasco Project);
Series 2023, RB(a)	6.50%	12/15/2053	2,415	2,245,424
Series 2023, RB(a)	6.50%	12/15/2058	3,300	3,024,718
Capital Trust Authority (Plato Academy Schools);
Series 2024, RB	5.13%	12/15/2054	3,410	3,151,117
Series 2024, RB	5.13%	12/15/2059	3,200	2,897,632
Charlotte (County of), FL Industrial Development Authority (Town & Country Utilities);
Series 2019, RB(a)(b)	5.00%	10/01/2049	2,420	2,375,544
Series 2021, RB(a)(b)	4.00%	10/01/2041	4,500	4,233,895
Coastal Ridge Community Development District;
Series 2025, RB	5.75%	05/01/2045	1,500	1,567,969
Series 2025, RB	6.00%	05/01/2055	1,900	1,947,409
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Escambia (County of), FL Health Facilities Authority (Baptist Health Care Corp. Obligated Group);
Series 2020, Ref. RB	4.00%	08/15/2045	$12,830	$11,492,671
Series 2020, Ref. RB (INS - AGI)(h)	3.00%	08/15/2050	13,685	9,816,071
Florida (State of) Department of Transportation (Turnpike); Series 2022 C, RB(g)	5.00%	07/01/2052	10,000	10,324,857
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion);
Series 2024, Ref. RB(a)(b)(c)(l)	12.00%	07/15/2028	15,375	4,305,000
Series 2024, Ref. RB (Acquired 01/03/2025; Cost $5,789,631)(b)(m)	5.00%	07/01/2034	5,715	4,057,650
Series 2024, Ref. RB (Acquired 06/24/2025; Cost $1,815,433)(b)(m)	5.00%	07/01/2041	2,000	1,420,000
Series 2024, Ref. RB (Acquired 04/14/2025; Cost $10,644,058) (INS - AGI)(b)(h)(m)	5.00%	07/01/2044	11,135	10,984,357
Series 2024, Ref. RB (Acquired 04/26/2024-04/09/2025; Cost $21,832,049)(b)(m)	5.25%	07/01/2047	22,385	15,893,350
Series 2024, Ref. RB (Acquired 04/14/2025-07/23/2025; Cost $8,584,578) (INS - AGI)(b)(h)(m)	5.25%	07/01/2053	9,015	8,953,867
Florida Development Finance Corp. (Brightline Florida Passenger Rail);
Series 2024, RB (Acquired 12/20/2024; Cost $10,388,783)(a)(b)(c)(l)(m)	10.00%	07/15/2028	10,600	2,968,000
Series 2024, Ref. RB (Acquired 01/08/2025-03/19/2025; Cost $12,454,968)(b)(m)	5.00%	07/01/2037	12,375	8,786,250
Florida Development Finance Corp. (Brightline West Passenger Rail); Series 2025, RB (Acquired 08/12/2025; Cost $49,400,000)(a)(b)(c)(l)(m)	10.00%	06/15/2026	49,400	32,110,000
Florida Development Finance Corp. (Central Charter School);
Series 2022, Ref. RB(a)	5.63%	08/15/2042	1,515	1,486,541
Series 2022, Ref. RB(a)	5.88%	08/15/2052	5,000	4,675,959
Series 2022, Ref. RB(a)	6.00%	08/15/2057	5,750	5,429,479
Florida Development Finance Corp. (Mater Academy); Series 2022 A, RB	5.00%	06/15/2056	8,815	8,476,989
Florida Development Finance Corp. (Palm Bay Academy, Inc.);
Series 2017, Ref. RB(a)(e)	0.00%	05/15/2037	970	10
Series 2017, Ref. RB(a)	6.38%	05/15/2037	2,555	2,359,077
Series 2017, Ref. RB(a)	6.38%	05/15/2037	1,265	126,500
Florida Development Finance Corp. (Parrish Charter Academy, Inc.); Series 2023, RB(a)(c)	6.25%	06/15/2028	2,000	2,002,618
Florida Development Finance Corp. (UF Health Jacksonville); Series 2022, Ref. RB	5.00%	02/01/2052	3,000	2,836,579
Florida Local Government Finance Commission; Series 2025, RB(a)	11.00%	12/22/2030	2,070	2,173,359
Gramercy Farms Community Development District; Series 2011, Ref. RB	6.75%	05/01/2039	1,025	983,460
Highlands (County of), FL Health Facilities Authority (Trousdale Foundation Properties); Series 2018 A, RB (Acquired 08/29/2018-12/30/2020; Cost $9,750,251)(l)(m)	6.25%	04/01/2049	11,097	138,716
Hillsborough County Industrial Development Authority; Series 2025, RB(g)	5.50%	11/15/2054	42,110	44,819,854
Hobe-St. Lucie Conservancy District; Series 2024, RB	5.88%	05/01/2055	2,750	2,813,670
Kendall Breeze West Community Development District; Series 2004, RB	5.88%	05/01/2034	630	630,779
Lake (County of), FL (Lakeside at Waterman Village);
Series 2020 A, Ref. RB	5.75%	08/15/2050	9,890	9,875,252
Series 2020 A, Ref. RB	5.75%	08/15/2055	12,205	11,978,064
Lake Helen (City of), FL (Ivy Hawn Charter School of the Arts);
Series 2018 A, RB(a)	5.50%	07/15/2048	2,250	2,143,336
Series 2018 A, RB(a)	5.75%	07/15/2053	2,030	1,944,366
Lakewood Ranch Stewardship District (Palm Grove); Series 2024, RB	5.25%	05/01/2044	550	572,141
Lee (County of), FL;
Series 2026 A-1, RB(b)	5.25%	10/01/2044	1,000	1,081,548
Series 2026 A-1, RB(b)	5.25%	10/01/2045	1,000	1,071,705
Series 2026 A-1, RB(b)	5.25%	10/01/2046	1,000	1,061,336
Lee (County of), FL Industrial Development Authority (Lee County Community Charter Schools, LLC);
Series 2012, IDR(a)	5.50%	06/15/2032	1,485	1,486,037
Series 2012, IDR(a)	5.75%	06/15/2042	3,210	3,210,541
Miami-Dade (County of), FL;
Series 2009, RB(e)	0.00%	10/01/2035	12,000	8,574,628
Series 2009, RB(e)	0.00%	10/01/2042	42,215	21,350,793
Series 2017 B, Ref. RB(b)(g)(i)	5.00%	10/01/2040	8,900	9,023,764
Series 2021, RB (INS - AGI)(h)	3.00%	10/01/2051	12,000	9,045,888
Series 2022 A, Ref. RB(b)	5.25%	10/01/2052	10,000	10,179,734
Middleton Community Development District A;
Series 2024, RB	4.20%	05/01/2039	600	596,341
Series 2024, RB	4.55%	05/01/2044	600	596,631
Okaloosa (County of), FL (Air Force Enlisted Village); Series 2025, RB(a)	5.75%	05/15/2055	1,690	1,719,537
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group); Series 2022, RB	4.00%	10/01/2052	$17,245	$15,127,730
Osceola (County of), FL;
Series 2020 A-2, Ref. RB(e)	0.00%	10/01/2050	2,500	684,789
Series 2020 A-2, Ref. RB(e)	0.00%	10/01/2051	4,000	1,029,694
Palm Beach (County of), FL;
Series 2025, RB(a)	6.50%	10/01/2035	500	544,344
Series 2025, RB(a)	6.50%	10/01/2045	1,000	1,041,017
Series 2025, RB(a)	5.75%	10/01/2055	6,000	6,229,796
Series 2025, RB(a)	5.75%	10/01/2065	5,835	6,006,559
Polk (County of), FL Industrial Development Authority (Mineral Development LLC); Series 2020, RB (Acquired 10/23/2020; Cost $6,660,000)(a)(b)(f)(l)(m)	5.88%	01/01/2033	6,660	1,012,928
Reunion East Community Development District;
Series 2002 A-2, RB(l)	7.38%	05/01/2033	145	1
Series 2005, RB(l)	5.80%	05/01/2036	1,716	17
Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital); Series 2018, RB	4.00%	07/01/2048	37,680	33,738,175
Seminole (County of), FL; Series 2022, RB(g)	5.00%	10/01/2052	10,000	10,273,176
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group); Series 2017, Ref. RB	4.00%	08/15/2047	3,500	3,171,989
St. Johns (County of), FL; Series 2022, RB(g)	5.00%	06/01/2047	14,865	15,629,812
St. Lucie (County of), FL School Board; Series 2023 A, COP (INS - AGI)(h)	4.00%	07/01/2053	19,835	18,151,064
Sterling Hill Community Development District; Series 2003 A, RB(f)(n)	6.20%	05/01/2035	1,375	522,377
Tallahassee (City of), FL (Tallahassee Memorial Health Care, Inc.);
Series 2015, Ref. RB	5.00%	12/01/2040	1,940	1,940,703
Series 2016, RB	5.00%	12/01/2055	1,020	989,360
Tolomato Community Development District; Series 2024, RB	4.80%	05/01/2044	880	880,193
Two Ridges Community Development District; Series 2025, RB	6.00%	05/01/2055	670	693,837
Venice (City of), FL (Village on the Isle); Series 2024 A, RB(a)	5.50%	01/01/2055	1,000	999,226
Wildwood (City of), FL Village Community Development Disctrict No. 15; Series 2024, RB(a)	4.80%	05/01/2055	1,980	1,887,933
				598,621,476
Georgia–1.33%
Atlanta Development Authority (The); Series 2024, Revenue Ctfs.(a)	5.56%	12/15/2048	13,000	11,879,717
Cobb (County of), GA Development Authority (The) (Northwest Classical Academy);
Series 2023, RB(a)	6.00%	06/15/2043	975	991,328
Series 2023, RB(a)	6.40%	06/15/2053	1,850	1,857,137
Series 2023, RB(a)	6.38%	06/15/2058	1,250	1,234,879
Columbia (City of), GA (Wellstar Health System, Inc.); Series 2023, RAC	5.75%	04/01/2053	6,375	6,879,707
Dalton Whitfield (County of), GA Joint Development Authority (Hamilton Health Care System); Series 2017, RB	4.00%	08/15/2048	7,000	6,343,141
Floyd (County of), GA Development Authority (The Spires at Berry College); Series 2018 A, RB	6.25%	12/01/2048	2,000	2,000,109
Fulton (County of), GA Development Authority (Piedmont Healthcare, Inc.); Series 2019, RB	4.00%	07/01/2049	15,000	13,524,585
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.); Series 2021 A, RB	4.00%	02/15/2051	2,630	2,316,304
Glynn (County of) & Brunswick (City of), GA Memorial Hospital Authority (Southeast Georgia Health System); Series 2017, RAC	5.00%	08/01/2047	8,220	8,198,039
Main Street Natural Gas, Inc.; Series 2019 A, RB	5.00%	05/15/2049	6,345	6,525,721
Savannah Georgia Convention Center Authority;
Series 2025, RB	5.13%	06/01/2050	2,205	2,205,270
Series 2025, RB	5.25%	06/01/2061	1,900	1,892,559
Tender Option Bond Trust Receipts/Certificates; Series 2026, RB(b)(g)	5.50%	07/01/2055	21,000	22,277,189
				88,125,685
Hawaii–0.22%
Hawaii (State of), Airports System Revenue; Series 2025, RB(b)(g)(i)	5.50%	07/01/2054	13,350	14,215,490
Idaho–0.65%
Avimor Community Infrastructure District No. 1 (Assessment Area Six); Series 2024 B, RB(a)	5.50%	09/01/2053	2,000	2,004,630
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Idaho–(continued)
Idaho (State of) Health Facilities Authority (Terraces of Boise);
Series 2014, RB	4.00%	10/01/2033	$1,000	$1,003,590
Series 2014, RB	4.50%	10/01/2050	12,030	10,789,587
Series 2014, RB	4.55%	10/01/2056	21,750	19,020,640
Series 2021, Ref. RB	8.00%	10/01/2028	2,550	2,523,038
Idaho (State of) Housing & Finance Association (Future Public School); Series 2022 A, RB(a)	4.00%	05/01/2057	1,705	1,221,541
Idaho (State of) Housing & Finance Association (North Star Charter School); Series 2014 B, Ref. RB(a)(e)	0.00%	07/01/2049	9,112	1,743,279
Spring Valley Community Infrastructure District No. 1; Series 2025, RB(a)	6.25%	09/01/2054	4,400	4,551,961
				42,858,266
Illinois–5.06%
Bolingbrook (Village of), IL; Series 2005, RB(f)	6.00%	12/30/2049	3,643	1,967,108
Chicago (City of), IL;
Series 2017 A, Ref. GO Bonds	6.00%	01/01/2038	52,565	53,008,055
Series 2025 A, GO Bonds	6.00%	01/01/2050	4,275	4,498,971
Chicago (City of), IL (O’Hare International Airport);
Series 2022 A, RB(b)(g)(i)	5.00%	01/01/2048	14,000	14,101,529
Series 2026 A, RB	5.00%	01/01/2046	2,500	2,649,571
Chicago (City of), IL Board of Education;
Series 2015 C, GO Bonds	5.25%	12/01/2039	8,060	8,022,802
Series 2018 D, GO Bonds	5.00%	12/01/2046	19,170	18,144,798
Series 2022 A, GO Bonds	4.00%	12/01/2047	2,000	1,615,718
Series 2023 A, GO Bonds	6.00%	12/01/2049	1,000	1,027,170
Evanston (City of), IL (Roycemore School); Series 2021, RB(a)	4.63%	04/01/2051	1,250	1,024,808
Illinois (State of);
Series 2020, GO Bonds	5.75%	05/01/2045	8,750	9,226,010
Series 2025 E, GO Bonds (INS - BAM)(h)	5.00%	09/01/2045	6,975	7,290,064
Illinois (State of) Finance Authority;
Series 2019, Ref. RB	5.00%	09/01/2038	5,030	4,908,939
Series 2025, Ref. RB(a)	5.88%	09/01/2046	12,065	12,044,662
Illinois (State of) Finance Authority (DePaul College Prep Foundation); Series 2023, Ref. RB(a)	5.63%	08/01/2053	500	513,174
Illinois (State of) Finance Authority (Intrinsic Schools - Belmont School); Series 2015, RB(a)	6.00%	12/01/2045	3,715	3,716,272
Illinois (State of) Finance Authority (Lutheran Life Community); Series 2026, RB	6.50%	03/01/2055	36,300	34,004,937
Illinois (State of) Finance Authority (Montgomery Place);
Series 2017, Ref. RB	5.25%	05/15/2037	6,020	5,990,819
Series 2017, Ref. RB	5.25%	05/15/2048	12,770	11,246,775
Illinois (State of) Finance Authority (Northshore Edward Elmhurst Health Credit Group); Series 2022, RB(g)(i)	5.00%	08/15/2051	25,000	25,145,685
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2016, RB	5.13%	05/15/2060	66,105	51,076,468
Illinois (State of) Finance Authority (Social Bonds); Series 2021, Ref. RB	4.00%	11/01/2051	1,100	939,972
Illinois (State of) Finance Authority (Villa St. Benedict);
Series 2015, Ref. RB	6.13%	11/15/2035	6,995	6,998,840
Series 2015, Ref. RB	6.38%	11/15/2043	10,700	10,705,324
Illinois (State of) Housing Development Authority (Stonebridge of Gurnee); Series 2016 A, RB(a)	5.45%	01/01/2046	4,895	4,895,143
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2012 B, RB(e)	0.00%	12/15/2051	13,165	3,730,511
Malta (Village of), IL (Prairie Springs); Series 2006, RB(f)	5.75%	12/30/2049	1,800	360,000
Marion (City of), IL (Star Bond District Area No. 1); Series 2025, RB	6.63%	06/01/2055	15,000	15,105,627
Marion (City of), IL (Star Bond District Project Area No. 1); Series 2025, RB	6.38%	06/01/2045	1,395	1,421,454
Matteson (Village of), IL; Series 2015, RB	6.50%	12/01/2035	1,055	1,067,019
Morton Grove (Village of), IL (Sawmill Station Redevelopment); Series 2019, RB	5.00%	01/01/2039	2,000	2,000,178
Plano (City of), IL Special Service Area No. 10 (Lakewood Springs Club); Series 2007, RB (Acquired 06/12/2007; Cost $5,615,000)(l)(m)	5.80%	03/01/2037	5,615	617,650
Southwestern Illinois Development Authority (US Steel Corp.); Series 2012, RB(b)	5.75%	08/01/2042	1,945	1,946,888
Upper Illinois River Valley Development Authority; Series 2025, RB	7.00%	11/01/2060	10,000	9,865,193
Villa Park (Village of), IL (Garden Station Redevelopment); Series 2021, RB	4.50%	12/31/2038	1,915	1,801,563
Yorkville (United City of), IL (Cannonball/Beecher Road); Series 2007, RB	5.75%	03/01/2028	1,490	1,492,330
				334,172,027
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Indiana–0.34%
Fort Wayne (City of), IN (Silver Birch of Fort Wayne); Series 2017, RB	5.35%	01/01/2038	$4,665	$4,447,266
Indiana (State of) Finance Authority; Series 2025, RB(a)	6.38%	10/15/2055	1,185	1,193,965
Indiana (State of) Finance Authority (Irvington Community School);
Series 2018 A, Ref. RB(a)	5.90%	07/01/2038	1,000	1,000,114
Series 2018 A, Ref. RB(a)	6.00%	07/01/2048	2,750	2,728,895
Indiana (State of) Finance Authority (Unidy Properties LLC);
Series 2025, RB	5.63%	07/01/2050	2,250	2,211,642
Series 2025, RB	5.75%	07/01/2060	2,150	2,092,096
Indiana (State of) Finance Authority (University of Evansville); Series 2022 A, Ref. RB	5.25%	09/01/2044	6,465	6,476,328
Indianapolis Local Public Improvement Bond Bank (Convention Center Hotel); Series 2023 E, RB	6.00%	03/01/2053	2,000	2,077,940
				22,228,246
Iowa–0.58%
Iowa (State of) Finance Authority (Lifespace Communities, Inc.); Series 2023, Ref. RB	7.50%	05/15/2053	3,000	3,319,864
Iowa (State of) Finance Authority (Union at the Marina); Series 2024 A-1, RB(a)	6.00%	11/01/2042	6,000	6,083,366
Iowa (State of) Tobacco Settlement Authority; Series 2021 B-2, Ref. RB(e)	0.00%	06/01/2065	199,120	29,015,946
				38,419,176
Kansas–0.32%
Manhattan (City of), KS; Series 2025 A, RB	5.50%	06/01/2055	1,500	1,516,939
Wichita (City of), KS (Presbyterian Manors, Inc.);
Series 2019, Ref. RB	5.00%	05/15/2034	1,000	1,007,611
Series 2019, Ref. RB	5.00%	05/15/2050	1,915	1,651,158
Series 2024 VIII, Ref. RB	5.88%	05/15/2050	11,000	10,824,021
Wyandotte County-Kansas City Unified Government;
Series 2026, RB(a)	4.75%	03/01/2041	1,700	1,682,718
Series 2026, RB(a)	5.50%	03/01/2046	4,320	4,341,032
				21,023,479
Kentucky–0.77%
Christian (County of), KY (Jennie Stuart Medical Center, Inc.);
Series 2016, Ref. RB	5.38%	02/01/2036	5,395	5,399,840
Series 2016, Ref. RB	5.50%	02/01/2044	8,500	8,503,369
Kentucky (Commonwealth of) Economic Development Finance Authority (Christian Care Communities); Series 2021, Ref. RB	5.13%	07/01/2055	1,960	1,663,344
Kentucky (Commonwealth of) Economic Development Finance Authority (Masonic Home Independent Living II, Inc.); Series 2012, Ref. RB	5.38%	11/15/2042	2,300	2,039,803
Kentucky (Commonwealth of) Economic Development Finance Authority (Masonic Homes of Kentucky, Inc.); Series 2012, Ref. RB	5.38%	11/15/2032	1,600	1,570,592
Kentucky (Commonwealth of) Economic Development Finance Authority (Rosedale Green);
Series 2015, Ref. RB	5.50%	11/15/2035	1,200	1,199,955
Series 2015, Ref. RB	5.75%	11/15/2045	2,600	2,456,015
Series 2015, Ref. RB	5.75%	11/15/2050	4,650	4,215,140
Kentucky (Commonwealth of) Public Transportation Infrastructure Authority (Downtown Crossing);
Series 2013 C, RB	6.60%	07/01/2039	9,000	10,215,005
Series 2013 C, RB	6.75%	07/01/2043	5,000	5,617,428
Series 2013 C, RB	6.88%	07/01/2046	7,000	7,845,244
				50,725,735
Louisiana–1.19%
Juban Crossing Community Development District; Series 2024 B, RB	6.25%	06/01/2034	2,425	2,536,003
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority;
Series 2015 A, Ref. RB	6.00%	11/15/2030	2,250	2,257,716
Series 2015 A, Ref. RB	6.00%	11/15/2035	4,135	4,144,218
Series 2015 A, Ref. RB	6.25%	11/15/2045	7,735	7,753,751
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Assumption (Parish of), LA Gomesa); Series 2021, RB(a)	3.88%	11/01/2045	5,110	4,600,780
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Cameron (Parish of), LA Gomesa) (Green Bonds); Series 2018, RB(a)	5.65%	11/01/2037	2,680	2,770,332
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Louisiana–(continued)
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Lafourche (Parish of), LA Gomesa); Series 2019, RB(a)	3.95%	11/01/2043	$3,415	$3,156,016
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Livingston (Parish of), LA Gomesha) (Green Bonds); Series 2018, RB(a)	5.38%	11/01/2038	375	383,785
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (St. Mary (Parish of), LA Gomesa); Series 2019, RB(a)	4.40%	11/01/2044	2,955	2,880,847
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Terrebonne (Parish of), LA Gomesa); Series 2018 A, RB(a)	5.50%	11/01/2039	1,145	1,168,487
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Vermilion (Parish of), LA Gomesha) (Green Bonds); Series 2019, RB(a)	4.63%	11/01/2038	1,280	1,285,308
Louisiana (State of) Public Facilities Authority (Acadiana Renaissance Charter Academy); Series 2025, RB(a)	6.15%	06/15/2055	4,500	4,611,256
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation);
Series 2025, Ref. RB	5.50%	05/15/2050	3,050	3,272,363
Series 2025, Ref. RB	5.50%	05/15/2055	11,000	11,637,144
Louisiana (State of) Public Facilities Authority (Waste Pro USA, Inc.); Series 2023, RB(a)(b)(c)	6.50%	10/01/2028	4,500	4,742,367
Plaquemines Port Harbor & Terminal District (NOLA Terminal LLC); Series 2024 A, RB (Acquired 06/04/2024-04/10/2025; Cost $19,540,168)(a)(m)	9.00%	12/01/2044	20,650	18,261,443
St. James (Parish of), LA (Nustar Logistics, L.P.); Series 2010 2, RB(a)	6.35%	07/01/2040	3,000	3,251,784
				78,713,600
Maryland–0.09%
Howard (County of), MD (Vantage House Facility); Series 2016, Ref. RB	5.00%	04/01/2046	2,710	2,575,391
Maryland Economic Development Corp. (Purple Line); Series 2022, RB(b)	5.00%	06/30/2040	1,500	1,551,958
Rockville (City of), MD (Ingleside at King Farm); Series 2017 B, RB	5.00%	11/01/2042	2,100	2,103,001
				6,230,350
Massachusetts–1.12%
Collegiate Charter School of Lowell; Series 2019, RB	5.00%	06/15/2049	1,750	1,695,797
Massachusetts (Commonwealth of); Series 2025, RB(g)	5.00%	12/01/2052	30,000	31,191,840
Massachusetts (Commonwealth of) Development Finance Agency;
Series 2025, RB	5.25%	07/01/2045	2,465	2,577,207
Series 2025, RB	5.25%	07/01/2050	2,000	2,038,063
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center) (Green Bonds); Series 2015, RB	5.00%	07/01/2044	8,165	8,166,495
Massachusetts (Commonwealth of) Development Finance Agency (Brown University); Series 2025, RB	5.50%	08/15/2050	4,000	4,244,867
Massachusetts (Commonwealth of) Development Finance Agency (Dana Farber Cancer Institute);
Series 2026, Ref. RB	5.00%	12/01/2044	3,000	3,211,352
Series 2026, Ref. RB	5.00%	12/01/2045	2,650	2,812,675
Massachusetts (Commonwealth of) Development Finance Agency (Lasell Village, Inc.); Series 2025, RB	5.25%	07/01/2055	2,000	2,027,086
Massachusetts (Commonwealth of) Development Finance Agency (Massachusetts Institute of Technology); Series 2002 K, RB(g)	5.50%	07/01/2032	5,015	5,835,340
Massachusetts (Commonwealth of) Development Finance Agency (Newbridge Charles, Inc.); Series 2017, Ref. RB(a)	5.00%	10/01/2057	10,210	9,857,496
				73,658,218
Michigan–1.37%
Charyl Stockwell Academy;
Series 2015, Ref. RB	5.50%	10/01/2035	2,395	2,394,939
Series 2015, Ref. RB	5.75%	10/01/2045	3,500	3,350,510
Ivywood Classical Academy;
Series 2023, RB	5.88%	01/01/2044	1,970	1,987,028
Series 2023, RB	6.00%	01/01/2054	3,885	3,776,092
Series 2023, RB	6.25%	01/01/2059	2,755	2,700,510
Kalamazoo Economic Development Corp. (Friendship Village of Kalamazoo);
Series 2021, Ref. RB(a)	5.00%	08/15/2041	1,235	1,201,065
Series 2021, Ref. RB(a)	5.00%	08/15/2051	1,510	1,309,879
Series 2026, RB(a)	6.25%	08/15/2056	2,160	2,217,488
Michigan (State of); Series 2024, RB(g)	5.50%	11/15/2049	15,000	16,146,968
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan–(continued)
Michigan (State of) Finance Authority; Series 2020 B-2, Ref. RB(e)	0.00%	06/01/2065	$82,350	$8,494,740
Michigan (State of) Finance Authority (Madison Academy); Series 2021, Ref. RB	5.00%	12/01/2046	1,295	1,159,435
Michigan (State of) Finance Authority (McLaren Health Care); Series 2019, RB	4.00%	02/15/2050	14,975	13,242,659
Michigan (State of) Housing Development Authority;
Series 2022, RB(g)(i)	5.10%	12/01/2037	10,000	10,599,274
Series 2022, RB(g)(i)	5.20%	12/01/2040	4,425	4,600,928
Michigan (State of) Strategic Fund (Evangelical Homes); Series 2013, Ref. RB	5.50%	06/01/2047	5,970	4,829,706
Michigan (State of) Strategic Fund (Friendship Village of Kalamazoo); Series 2021, Ref. RB(a)	5.00%	08/15/2051	3,000	2,602,409
Michigan Strategic Fund;
Series 2016, RB(e)	0.00%	07/01/2036	1,970	439,310
Series 2016, RB	5.00%	07/01/2046	2,000	446,000
Series 2016, RB	5.00%	07/01/2051	3,080	686,840
Saline Economic Development Corp. (Evangelical Homes of Michigan); Series 2013, Ref. RB	5.50%	06/01/2047	6,735	5,448,587
Waterford Township Economic Development Corp.;
Series 2016 A, RB	5.00%	07/01/2036	4,550	1,014,650
Series 2016 A, RB	5.00%	07/01/2046	4,895	1,091,585
Series 2016 A, RB	5.00%	07/01/2051	2,795	623,285
				90,363,887
Minnesota–1.24%
Anoka (City of), MN (The Homestead at Anoka, Inc.); Series 2017, Ref. RB	5.50%	11/01/2046	3,700	3,634,503
Bethel (City of), MN (Ecumen Obligated Group); Series 2024, Ref. RB	6.25%	03/01/2054	1,000	984,993
Bethel (City of), MN (Spectrum High School); Series 2024, RB	5.00%	07/01/2059	4,500	4,187,942
Brainerd (City of), MN;
Series 2025, RB	5.75%	05/01/2050	2,565	2,610,547
Series 2025, RB	6.00%	05/01/2055	2,665	2,734,108
Series 2025, RB	6.00%	05/01/2060	2,400	2,438,407
Brooklyn Park (City of), MN (Prairie Seeds Academy);
Series 2024, Ref. RB	5.13%	06/15/2054	4,420	4,096,414
Series 2024, Ref. RB	5.25%	06/15/2064	2,100	1,916,090
Coon Rapids (City of), MN (Athlos Leadership Academy); Series 2025, Ref. RB	6.50%	06/15/2065	5,000	5,038,969
Duluth (City of), MN Housing & Redevelopment Authority (Duluth Public Schools Academy); Series 2018, Ref. RB	5.00%	11/01/2048	2,000	1,624,766
Lakes Area Economic Development Authority; Series 2026, RB	5.88%	11/01/2062	1,250	1,249,958
Minneapolis (City of), MN (Riverton Community Housing); Series 2014, Ref. RB	5.50%	08/01/2049	5,600	5,599,721
Minnesota Agricultural & Economic Development Board (Fairview Health Services); Series 2026, Ref. RB	5.00%	11/15/2044	5,000	5,287,088
Rochester (City of), MN (Homestead at Rochester, Inc.); Series 2013 A, RB	6.88%	12/01/2048	6,000	6,003,825
Shakopee (City of), MN; Series 2025, Ref. RB	5.75%	11/01/2055	2,350	2,376,992
St. Louis Park (City of), MN (Place Via Sol Project); Series 2018, RB (Acquired 12/26/2018; Cost $25,778,941)(a)(c)(l)(m)	6.00%	07/01/2027	25,779	2,577,894
St. Paul (City of), MN Housing & Redevelopment Authority (Higher Ground Academy); Series 2018, RB	5.13%	12/01/2049	7,560	7,322,058
St. Paul (City of), MN Housing & Redevelopment Authority (Hmong College Prep Academy);
Series 2016, Ref. RB	5.75%	09/01/2046	1,000	1,001,177
Series 2016, Ref. RB	6.00%	09/01/2051	3,550	3,553,472
St. Paul (City of), MN Housing & Redevelopment Authority (Hope Community Academy); Series 2020, RB	5.00%	12/01/2045	3,800	3,049,551
St. Paul (City of), MN Housing & Redevelopment Authority (Marian Center); Series 2007 A, Ref. RB	5.38%	05/01/2043	5,000	4,941,604
St. Paul (City of), MN Housing & Redevelopment Authority (Rossy & Richard Shaller Family Sholom East Campus);
Series 2018, Ref. RB	4.35%	10/01/2038	1,185	1,092,666
Series 2018, Ref. RB	4.65%	10/01/2048	1,500	1,253,591
Vadnais Heights (City of), MN (Agriculture & Food Sciences Academy);
Series 2018 A, Ref. RB (Acquired 12/13/2018; Cost $3,210,000)(m)	5.50%	12/01/2038	3,210	1,926,000
Series 2018 A, Ref. RB (Acquired 12/13/2018; Cost $4,500,000)(m)	5.88%	12/01/2048	4,500	2,700,000
Series 2018 A, Ref. RB (Acquired 12/13/2018; Cost $4,315,000)(m)	6.50%	12/01/2053	4,315	2,589,000
Series 2018 B, Ref. RB (Acquired 12/13/2018; Cost $230,000)(m)	6.75%	12/01/2026	230	138,000
				81,929,336
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Mississippi–0.20%
Mississippi (State of) Development Bank (Hancock County Gomesa) (Green Bonds); Series 2019, RB(a)	4.55%	11/01/2039	$1,585	$1,584,685
Mississippi (State of) Development Bank (Jackson County Gomesa); Series 2021, RB(a)	3.63%	11/01/2036	800	768,303
Mississippi (State of) Hospital Equipment & Facilities Authority (Ochsner Clinic Foundation); Series 2025, Ref. RB	5.50%	05/15/2055	10,000	10,579,222
				12,932,210
Missouri–1.26%
Branson Hills Infrastructure Facilities Community Improvement District; Series 2007 A, RB(f)	5.50%	04/01/2027	4,635	1,158,622
Dardenne Town Square Transportation Development District; Series 2006 A, RB(f)(n)	5.00%	05/01/2036	5,190	1,816,500
Grandview (City of), MO Industrial Development Authority (Grandview Crossing); Series 2006, RB(f)(n)	5.75%	12/01/2028	1,250	812,500
I-470 Western Gateway Transportation Development District;
Series 2019 A, RB(a)	5.25%	12/01/2048	6,415	6,420,309
Series 2019 B, RB(a)	7.75%	12/15/2048	3,853	3,855,496
Kansas City (City of), MO Industrial Development Authority (Historic Northeast Redevelopment Plan); Series 2024, RB(a)	5.00%	06/01/2054	1,190	1,172,791
Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport); Series 2020, RB (INS - AGI)(b)(h)	4.00%	03/01/2057	750	649,202
Kansas City (City of), MO Industrial Development Authority (Northwoods Apartments); Series 2004 A, RB(b)	6.45%	05/01/2040	1,539	1,538,862
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights);
Series 2017 A, Ref. RB	5.25%	05/15/2037	3,285	3,305,621
Series 2017 A, Ref. RB	5.25%	05/15/2042	2,000	2,005,243
Series 2017 A, Ref. RB	5.25%	05/15/2050	16,750	15,978,294
Lee’s Summit (City of), MO Industrial Development Authority (John Knox Village Obligated Group);
Series 2024 A, Ref. RB	5.25%	08/15/2044	270	277,414
Series 2024 A, Ref. RB	5.63%	08/15/2054	960	979,807
Liberty (City of), MO (Liberty Commons); Series 2015 A, RB(a)	6.00%	06/01/2046	6,170	6,169,367
Missouri (State of) Development Finance Board (St. Louis Zoo); Series 2022, RB(g)	5.13%	05/01/2052	10,005	10,315,569
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2024, Ref. RB	5.25%	02/01/2054	1,250	1,257,351
Missouri (State of) Health & Educational Facilities Authority (Mercy Health); Series 2025, Ref. RB(a)	6.25%	10/01/2055	3,600	3,640,319
Missouri (State of) Health & Educational Facilities Authority (Truman Medical Center, Inc.); Series 2017 B, RB(a)	4.25%	12/01/2042	4,870	4,452,288
St. Louis (County of), MO Industrial Development Authority (Friendship Village West County);
Series 2018 A, RB	5.13%	09/01/2048	6,720	6,725,827
Series 2018 A, RB	5.13%	09/01/2049	6,475	6,468,390
Series 2018 A, RB	5.25%	09/01/2053	3,900	3,883,003
				82,882,775
Montana–0.11%
Kalispell (City of), MT (Immanuel Living At Buffalo Hill); Series 2025, Ref. RB	6.00%	05/15/2060	3,250	3,311,916
Kalispell (City of), MT (Immanuel Lutheran Corp.);
Series 2017, Ref. RB	5.25%	05/15/2037	1,000	1,003,494
Series 2017, Ref. RB	5.25%	05/15/2047	3,395	3,199,164
				7,514,574
Nebraska–0.28%
Central Plains Energy Project (No. 3); Series 2017 A, Ref. RB	5.00%	09/01/2042	2,500	2,556,515
Tender Option Bond Trust Receipts/Certificates; Series 2025, RB(g)	5.00%	02/01/2055	15,500	16,075,639
				18,632,154
Nevada–0.23%
Henderson (City of), NV Local Improvement District No. T-22 (Rainbow Canyon Phase II); Series 2023, RB	5.25%	03/01/2053	485	487,040
Las Vegas (City of), NV Special Improvement District No. 613; Series 2024, RB	5.50%	12/01/2053	595	604,999
Nevada (State of) Department of Business & Industry (Fulcrum Sierra Biofuels, LLC) (Green Bonds); Series 2017, RB(a)(b)(l)	6.25%	12/15/2037	781	8
Nevada (State of) Department of Business & Industry (Green Bonds); Series 2025, RB(a)(b)(c)	12.00%	11/02/2026	6,015	3,368,400
Nevada Housing Division; Series 2026 A, Ref. RB (CEP - GNMA)	5.50%	10/01/2046	3,000	3,261,189
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Nevada–(continued)
North Las Vegas (City of), NV Special Improvement District No. 66 (Villages at Tule Springs Village 1);
Series 2022, RB(a)	5.75%	06/01/2042	$340	$356,344
Series 2022, RB(a)	6.00%	06/01/2052	1,750	1,799,241
Reno (City of), NV (ReTRAC - Reno Transportation Rail Access Corridor);
Series 2018 C, Ref. RB(a)(e)	0.00%	07/01/2058	22,500	3,665,142
Series 2018 D, Ref. RB(a)(e)	0.00%	07/01/2058	13,000	1,527,653
				15,070,016
New Hampshire–1.78%
New Hampshire (State of) Business Finance Authority;
Series 2025 B-1, RB	5.15%	09/28/2037	1,000	1,000,092
Series 2026 2, Class A-2, VRD RB(o)	4.40%	02/20/2043	2,890	2,835,396
New Hampshire (State of) Business Finance Authority (Aldeana, Azalea And Serenada); Series 2026, RB(a)(e)	0.00%	12/01/2040	17,235	6,176,566
New Hampshire (State of) Business Finance Authority (Covanta); Series 2018 C, Ref. RB(a)(b)	4.88%	11/01/2042	7,500	6,887,877
New Hampshire (State of) Business Finance Authority (Good Land); Series 2026, RB(e)	0.00%	12/15/2039	8,000	3,357,280
New Hampshire (State of) Business Finance Authority (Grace Christian School);
Series 2025, RB	5.75%	08/01/2055	12,355	12,181,523
Series 2025, RB	6.00%	08/01/2065	5,905	5,923,134
New Hampshire (State of) Business Finance Authority (Green Bonds); Series 2025, RB	3.92%	01/20/2041	4,946	4,848,348
New Hampshire (State of) Business Finance Authority (Historymaker Empire); Series 2026, RB(a)	7.50%	02/01/2035	5,515	5,454,412
New Hampshire (State of) Business Finance Authority (Lackland); Series 2025 A, RB(a)(e)	0.00%	02/01/2035	27,050	15,621,494
New Hampshire (State of) Business Finance Authority (LGI Homes); Series 2026, RB(e)	0.00%	12/15/2041	6,375	2,404,589
New Hampshire (State of) Business Finance Authority (Megatel); Series 2025, RB(a)(e)	0.00%	12/15/2033	10,985	6,376,489
New Hampshire (State of) Business Finance Authority (River Ranch); Series 2025, RB(a)(e)	0.00%	12/01/2031	1	287
New Hampshire (State of) Business Finance Authority (Social Certificates); Series 2024-3, Revenue Ctfs.	4.16%	10/01/2051	9,879	9,678,308
New Hampshire (State of) Business Finance Authority (The Attwater); Series 2024, RB(a)(e)	0.00%	04/01/2032	4,000	2,771,845
New Hampshire (State of) Business Finance Authority (The Chambers Creek); Series 2025, RB(a)(e)	0.00%	12/15/2032	6,396	4,176,427
New Hampshire (State of) Business Finance Authority (Thomas Ranch); Series 2024, RB(a)(e)	0.00%	12/01/2034	38,000	21,651,393
New Hampshire (State of) Business Finance Authority (University Hospitals Home Care Services, Inc.);
Series 2024, RB(a)	5.63%	12/15/2033	4,065	4,150,673
Series 2024, RB(a)	6.25%	12/15/2038	1,840	1,914,671
				117,410,804
New Jersey–2.04%
Camden (County of), NJ Improvement Authority (The) (KIPP Cooper Norcross Academy) (Social Bonds);
Series 2022, RB	6.00%	06/15/2047	1,425	1,483,359
Series 2022, RB	6.00%	06/15/2062	4,300	4,419,098
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.);
Series 1999, RB(b)	5.25%	09/15/2029	33,235	33,277,667
Series 2000 A, RB(b)	5.63%	11/15/2030	20,000	20,029,976
Series 2012, RB(b)	5.75%	09/15/2027	24,180	24,222,117
New Jersey (State of) Economic Development Authority (NACT Somerset, Inc.); Series 2024, RB(a)	7.00%	08/01/2054	7,265	7,272,787
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement);
Series 2013, RB(b)	5.38%	01/01/2043	3,500	3,503,908
Series 2013, RB(b)	5.63%	01/01/2052	10,750	10,758,450
New Jersey (State of) Transportation Trust Fund Authority;
Series 2010 A, RB(e)	0.00%	12/15/2037	10,000	6,533,855
Series 2023, RB(g)(i)	5.25%	06/15/2050	12,000	12,608,056
Tobacco Settlement Financing Corp.; Series 2018 B, Ref. RB	5.00%	06/01/2046	10,890	10,585,573
				134,694,846
New Mexico–0.10%
New Mexico (State of) Hospital Equipment Loan Council (La Vida Expansion); Series 2019 A, RB	5.00%	07/01/2039	1,225	1,225,546
Winrock Town Center Tax Increment Development District No. 1; Series 2020, RB(a)	8.00%	05/01/2040	5,295	5,293,697
				6,519,243
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–12.49%
Amherst (Town of), NY Industrial Development Agency (Shaary Zedek); Series 2006 A, Ref. RB	7.00%	06/15/2036	$1,330	$1,330,742
Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, RB(e)	0.00%	07/15/2034	14,345	10,486,359
Series 2009, RB(e)	0.00%	07/15/2044	23,805	10,257,636
Broome County Local Development Corp. (Good Shepherd Village at Endwell); Series 2021, Ref. RB	4.00%	07/01/2047	1,160	1,014,375
Buffalo & Erie County Industrial Land Development Corp. (Tapestry Charter School);
Series 2017 A, RB	5.00%	08/01/2037	1,325	1,333,015
Series 2017 A, RB	5.00%	08/01/2047	4,290	4,259,941
Series 2017 A, RB	5.00%	08/01/2052	790	758,093
Build NYC Resource Corp. (Brooklyn Navy Yard); Series 2019, Ref. RB (LOC - Santander Bank N.A.)(a)(b)(p)	5.50%	12/31/2040	13,140	13,154,522
Build NYC Resource Corp. (Civic Bronx LLC - Bold Charter School); Series 2025, RB(a)	5.63%	07/01/2045	2,000	2,022,981
Build NYC Resource Corp. (Classical Charter Schools); Series 2023, RB	4.75%	06/15/2053	1,240	1,103,958
Build NYC Resource Corp. (NY Preparatory Charter School); Series 2021 A, RB(a)	4.00%	06/15/2041	1,310	1,174,638
Build NYC Resource Corp. (Unity Preparatory Charter School of Brooklyn);
Series 2023, RB(a)	5.00%	06/15/2033	590	621,897
Series 2023, RB(a)	5.50%	06/15/2053	1,150	1,150,129
Dutchess County Local Development Corp. (Health Quest Systems, Inc.); Series 2016 B, RB	5.00%	07/01/2046	1,000	999,956
Metropolitan Transportation Authority (Green Bonds);
Series 2020 A-1, RB	4.00%	11/15/2053	27,500	23,741,206
Series 2020 D-1, RB	5.00%	11/15/2045	10,000	10,264,949
Series 2024 A, Ref. RB	5.25%	11/15/2049	12,000	12,505,753
Monroe County Industrial Development Corp. (Eugenio Maria De Hostos Charter School);
Series 2024, RB(a)	5.00%	07/01/2054	4,235	3,795,572
Series 2024, RB(a)	5.00%	07/01/2059	2,610	2,299,102
Monroe County Industrial Development Corp. (Rochester Regional Health); Series 2020, Ref. RB	4.00%	12/01/2046	10,200	8,900,728
Monroe County Industrial Development Corp. (Social Bonds); Series 2022, RB(a)	6.00%	07/01/2057	2,000	2,000,416
Nassau (County of), NY Industrial Development Agency; Series 2021, RB(e)(f)	0.00%	01/01/2058	30,886	0
Nassau County Tobacco Settlement Corp.;
Series 2006 A-3, RB	5.00%	06/01/2035	10,390	6,762,929
Series 2006 A-3, RB	5.13%	06/01/2046	67,625	40,523,240
Series 2006 B, RB(e)	0.00%	06/01/2046	105,990	29,833,885
New York & New Jersey (States of) Port Authority; Ninety-Third Series 1994, RB	6.13%	06/01/2094	1,500	1,502,430
New York (City of), NY;
Series 2025, GO Bonds(g)(i)	5.25%	04/01/2054	15,000	15,626,762
Subseries 2023 B-1, GO Bonds(g)	5.25%	10/01/2047	10,000	10,504,185
New York (City of), NY Municipal Water Finance Authority;
Series 2024 AA, RB	5.25%	06/15/2053	4,000	4,214,270
Series 2025, RB(g)	5.00%	06/15/2051	25,000	25,646,758
Subseries 2023 AA-3, RB(g)	5.00%	06/15/2047	10,000	10,497,800
New York (City of), NY Transitional Finance Authority; Series 2022, RB(g)	5.25%	11/01/2048	12,500	13,111,538
New York (State of) Dormitory Authority; Series 2018 E, RB(g)	5.00%	03/15/2046	35,050	35,809,127
New York (State of) Dormitory Authority (Montefiore Obligated Group); Series 2020 A, Ref. RB (INS - AGI)(h)	3.00%	09/01/2050	14,775	10,382,468
New York (State of) Dormitory Authority (New School (The)); Series 2025 A, Ref. RB	4.25%	07/01/2050	4,500	4,144,945
New York (State of) Thruway Authority; Series 2019 B, RB	4.00%	01/01/2053	15,000	13,533,504
New York (State of) Thruway Authority (Bidding Group 1) (Green Bonds); Series 2022 C, RB	4.13%	03/15/2057	15,000	13,706,244
New York (State of) Thruway Authority (Bidding Group 2) (Green Bonds); Series 2022 C, RB	4.13%	03/15/2056	5,000	4,589,461
New York (State of) Thruway Authority (Bidding Group 5); Series 2021 A-1, Ref. RB	4.00%	03/15/2059	30,000	26,633,769
New York Convention Center Development Corp. (Hotel Unit Fee Secured); Series 2016, RB(e)	0.00%	11/15/2049	13,390	4,410,801
New York Counties Tobacco Trust IV;
Series 2005 F, RB(e)	0.00%	06/01/2060	50,000	2,433,765
Series 2010 A, RB(a)	6.25%	06/01/2041	5,892	5,816,471
New York Counties Tobacco Trust V;
Series 2005 S-2, RB(e)	0.00%	06/01/2050	45,500	7,072,898
Series 2005 S-3, RB(e)	0.00%	06/01/2055	268,000	22,866,189
New York Liberty Development Corp. (3 World Trade Center); Series 2014-3, Ref. RB(a)	7.25%	11/15/2044	46,500	46,570,034
New York Liberty Development Corp. (7 World Trade Center); Series 2022, Ref. RB	3.13%	09/15/2050	9,130	6,865,815
New York Liberty Development Corp. (Green Bonds); Series 2021 A, Ref. RB (INS - AGI)(h)	3.00%	11/15/2051	10,000	7,392,337
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport);
Series 2020, Ref. RB(b)	5.38%	08/01/2036	$11,505	$11,983,839
Series 2021, Ref. RB(b)	3.00%	08/01/2031	2,400	2,314,126
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment); Series 2020, RB(b)	4.38%	10/01/2045	15,920	15,247,132
New York Transportation Development Corp. (John F. Kennedy International Airport New Terminal One) (Green Bonds);
Series 2023, RB(b)	6.00%	06/30/2054	30,745	32,055,506
Series 2023, RB(b)	5.38%	06/30/2060	14,230	14,298,542
Series 2024, RB(b)	5.50%	06/30/2060	30,000	30,393,735
New York Transportation Development Corp. (John F. Kennedy International Airport) (Green Bonds); Series 2023, RB (INS - BAM)(b)(h)	5.38%	06/30/2060	7,500	7,622,923
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB(b)	5.25%	01/01/2050	13,695	13,695,879
Series 2023, RB(b)	5.63%	04/01/2040	18,500	19,656,829
New York Transportation Development Corp. (Terminal 4 JFK International Airport); Series 2024, Ref. RB (INS - AGI)(b)(d)(h)	5.00%	12/31/2054	2,250	1,492,607
New York Transportation Development Corp. (Terminal 6 JFK International Airport) (Green Bonds); Series 2024, Ref. RB(b)	5.50%	12/31/2060	10,000	10,160,342
Niagara Area Development Corp. (Covanta); Series 2018 A, Ref. RB(a)(b)	4.75%	11/01/2042	5,285	4,784,769
Rockland Tobacco Asset Securitization Corp.; Series 2005 C, RB(a)(e)	0.00%	08/15/2060	368,350	27,443,438
Suffolk Regional Off-Track Betting Corp.; Series 2024, RB	5.75%	12/01/2044	8,800	9,057,551
Suffolk Tobacco Asset Securitization Corp.; Series 2021, Ref. RB	4.00%	06/01/2050	1,430	1,280,601
Tompkins County Development Corp. (Tompkins Cortland Community College Foundation, Inc.);
Series 2013 A, RB(l)	5.00%	07/01/2027	1,985	397,000
Series 2013 A, RB(l)	5.00%	07/01/2038	5,700	1,140,000
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels);
Series 2021 A, RB	4.00%	11/15/2056	10,000	8,909,916
Series 2025, RB(g)(i)	5.25%	05/15/2057	20,000	20,837,950
TSASC, Inc.;
Series 2016 B, Ref. RB	5.00%	06/01/2045	9,325	8,938,673
Series 2016 B, Ref. RB	5.00%	06/01/2048	23,395	22,401,856
Ulster (County of), NY Capital Resource Corp. (Woodland Pond At New Paltz); Series 2025, RB(a)	5.88%	09/15/2059	2,000	2,014,071
Westchester (County of), NY Industrial Development Agency (Million Air Two LLC General Aviation Facilities); Series 2017 A, RB(a)(b)	7.00%	06/01/2046	51,990	53,641,759
Westchester County Healthcare Corp.; Series 2014 A, RB	5.00%	11/01/2044	0	409
Westchester County Local Development Corp.; Series 2025, RB	7.50%	11/01/2055	6,000	6,658,006
Westchester County Local Development Corp. (Purchase Senior Learning Community Inc.); Series 2021, Ref. RB(a)	5.00%	07/01/2041	5,000	5,064,807
Westchester County Local Development Corp. (Sunrise Of Tarrytown); Series 2026, RB(a)	6.50%	12/01/2065	1,250	1,297,085
Westchester Tobacco Asset Securitization Corp.; Series 2016 C, Ref. RB	5.13%	06/01/2051	9,405	8,206,223
				824,623,167
North Carolina–0.09%
North Carolina (State of) Medical Care Commission (Salemtowne Project);
Series 2018 A, RB	5.00%	10/01/2038	1,485	1,500,403
Series 2018 A, RB	5.00%	10/01/2048	5,055	4,785,312
				6,285,715
North Dakota–0.29%
Grand Forks (City of), ND (Altru Health System);
Series 2021, Ref. RB	4.00%	12/01/2046	9,395	8,133,004
Series 2021, Ref. RB	4.00%	12/01/2051	11,845	9,663,491
Horace (City of), ND; Series 2024 C, Ref. GO Bonds	5.00%	05/01/2050	1,500	1,495,829
				19,292,324
Ohio–3.38%
Blanchard Valley Port Authority; Series 2026, RB(a)	6.25%	01/01/2046	1,660	1,680,864
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–(continued)
Buckeye Tobacco Settlement Financing Authority;
Series 2020 A-2, Ref. RB	3.00%	06/01/2048	$11,000	$7,828,422
Series 2020 B-2, Ref. RB	5.00%	06/01/2055	60,185	48,123,842
Series 2020 B-3, Ref. RB(e)	0.00%	06/01/2057	47,430	3,169,538
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Constellation Schools); Series 2024, Ref. RB(a)	5.88%	01/01/2049	1,350	1,354,069
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Pinecrest Public Improvement); Series 2017, RB(a)	7.00%	11/15/2048	7,360	7,554,431
Cleveland (City of), OH (Continental Airlines, Inc.); Series 1998, RB(b)	5.38%	09/15/2027	4,190	4,196,097
Columbus (City of) & Franklin (County of), OH Finance Authority (Easton); Series 2020, RB(a)	5.00%	06/01/2028	1,860	1,888,256
Cuyahoga (County of), OH (MetroHealth System); Series 2017, Ref. RB	5.25%	02/15/2047	5,500	5,502,560
Dayton-Montgomery County Port Authority (Dayton Regional Stem Schools, Inc.);
Series 2024, RB	5.00%	12/01/2054	800	793,099
Series 2024, RB	5.00%	12/01/2060	1,100	1,084,928
Franklin (County of), OH (Wesley Communities);
Series 2020, Ref. RB	5.25%	11/15/2040	1,000	1,016,632
Series 2020, Ref. RB	5.25%	11/15/2055	7,425	6,953,637
Franklin (County of), OH Convention Facilities Authority (Greater Columbus Convention Center); Series 2019, RB	5.00%	12/01/2051	2,500	2,436,102
Greene (County of), OH Port Authority (Community First Solutions Obligated Group);
Series 2024, RB	5.00%	05/15/2055	2,435	2,373,211
Series 2024, RB	5.00%	05/15/2059	4,040	3,904,089
Hamilton (County of), OH (Life Enriching Communities); Series 2025, Ref. RB	5.50%	01/01/2050	1,900	1,947,430
Hamilton (County of), OH (UC Health);
Series 2020, RB	4.00%	09/15/2050	19,100	16,137,208
Series 2025 A, Ref. RB	5.50%	08/01/2051	2,500	2,552,280
Marion (County of), OH (United Church Homes, Inc.); Series 2019, Ref. RB	5.13%	12/01/2049	3,545	2,736,237
Montgomery (County of), OH (Premier Health Partners Obligated Group); Series 2019 A, Ref. RB	4.00%	11/15/2045	14,245	12,487,187
Montgomery (County of), OH (Trousdale Foundation Properties);
Series 2018 A, RB (Acquired 08/29/2018-09/14/2020; Cost $4,695,340)(a)(l)(m)	6.00%	04/01/2038	5,771	72,136
Series 2018 A, RB (Acquired 04/01/2020-09/14/2020; Cost $936,226)(a)(l)(m)	6.25%	04/01/2049	1,679	20,986
Muskingum (County of), OH (Genesis Healthcare System);
Series 2013, RB	5.00%	02/15/2044	11,930	11,929,825
Series 2013, RB	5.00%	02/15/2048	15,710	15,009,051
Ohio (State of) Air Quality Development Authority (AMG Vanadium Project); Series 2019, RB(a)(b)	5.00%	07/01/2049	4,900	4,500,974
Ohio (State of) Higher Educational Facility Commission (John Carroll University 2025);
Series 2025, RB	5.50%	10/01/2050	1,300	1,287,318
Series 2025, RB	5.50%	10/01/2057	1,800	1,756,619
Ohio (State of) Higher Educational Facility Commission (Xavier University); Series 2024, Ref. RB	5.25%	05/01/2054	1,535	1,485,452
Ohio (State of) Housing Finance Agency (Ashford at Central Park); Series 2026, RB(a)	6.25%	01/01/2046	1,520	1,533,408
Ohio (State of) Housing Finance Agency (Green Oaks of Fairborn); Series 2026, RB(a)	6.13%	01/01/2046	1,430	1,459,492
Ohio (State of) Housing Finance Agency (Green Oaks of Grove City); Series 2026, RB(a)	6.13%	01/01/2046	1,510	1,541,141
Ohio (State of) Housing Finance Agency (Silver Birch of Amhest);
Series 2025, RB(a)	8.75%	01/01/2039	1,000	986,354
Series 2025, RB(a)	6.25%	01/01/2045	2,865	3,005,340
Ohio (State of) Housing Finance Agency (Silver Birch of Bedford Height); Series 2025, RB(a)	6.38%	01/01/2045	2,810	2,966,870
Ohio (State of) Housing Finance Agency (Silver Birch of Canton);
Series 2025, RB(a)	8.75%	01/01/2034	900	891,599
Series 2025, RB(a)	6.25%	01/01/2045	2,360	2,475,603
Ohio (State of) Housing Finance Agency (Silver Birch of Cuyahoga); Series 2025, RB(a)	6.25%	01/01/2045	2,970	3,115,484
Ohio (State of) Housing Finance Agency (Silver Birch of Mansfield); Series 2024, RB(a)	6.00%	01/01/2045	2,000	2,049,403
Ohio State University (The) (Green Bonds); Series 2021 A, GO Bonds (INS - AGI)(g)(h)	5.50%	11/01/2059	10,000	10,345,660
Tuscarawas (County of), OH Economic Development and Finance Alliance (Ashland University); Series 2015, Ref. RB	6.00%	03/01/2045	5,000	4,999,566
University of Cincinnati; Series 2025, RB(g)	5.25%	06/01/2054	15,000	15,692,388
				222,844,788
Oklahoma–1.79%
Atoka (County of), OK Health Care Authority (Atoka Memorial Hospital); Series 2007, RB	6.63%	10/01/2037	2,645	2,483,849
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oklahoma–(continued)
Oklahoma (County of), OK Finance Authority (Astec);
Series 2024, RB(a)	6.25%	06/15/2054	$3,325	$3,252,619
Series 2024, RB(a)	6.50%	06/15/2064	4,275	4,272,056
Oklahoma (State of) Capitol Improvement Authority; Series 2025, RB(g)	5.25%	07/01/2055	17,500	18,575,981
Oklahoma (State of) Development Finance Authority (Sommerset); Series 2015, RB	5.00%	07/01/2035	1,700	1,700,237
Payne (County of), OK Economic Development Authority (Epworth Living at the Ranch);
Series 2016 A, RB(l)	6.88%	11/01/2046	2,469	15,678
Series 2016 A, RB(l)	6.63%	11/30/2049	1,164	7,395
Series 2016 A, RB(l)	7.00%	11/01/2051	2,429	15,424
Series 2016 B-1, RB(l)	5.25%	11/30/2049	1,664	10,564
Tulsa (City of), OK Airports Improvement Trust;
Series 2000 A, Ref. RB(b)	5.50%	06/01/2035	18,625	18,627,734
Series 2001 B, Ref. RB(b)	5.50%	12/01/2035	15,000	15,002,202
Series 2001 C, Ref. RB(b)	5.50%	12/01/2035	47,625	47,631,991
Tulsa (City of), OK Airports Improvement Trust (American Airlines, Inc.);
Series 2025, Ref. RB(b)	6.25%	12/01/2035	4,000	4,512,353
Series 2025, Ref. RB(b)	6.25%	12/01/2040	2,000	2,209,530
				118,317,613
Oregon–0.67%
Oregon (State of) Facilities Authority (Legacy Health); Series 2016 A, Ref. RB	4.00%	06/01/2046	16,025	14,559,533
Oregon Health & Science University (Green Bonds); Series 2021 A, Ref. RB	3.00%	07/01/2051	10,000	7,114,491
Portland (Port of), OR (Green Bonds); Twenty Ninth Series 2023, RB(b)	5.50%	07/01/2048	10,000	10,545,004
Washington & Multnomah Counties School District No. 48J Beaverton;
Series 2025 A, GO Bonds (CEP - Oregon School Bond Guaranty)(e)	0.00%	06/15/2043	5,000	2,260,776
Series 2025 A, GO Bonds (CEP - Oregon School Bond Guaranty)(e)	0.00%	06/15/2045	2,500	991,881
Series 2025 A, GO Bonds (CEP - Oregon School Bond Guaranty)(e)	0.00%	06/15/2047	2,500	868,705
Yamhill (County of), OR Hospital Authority (Friendsview Retirement Community); Series 2016 A, Ref. RB	5.00%	11/15/2046	2,035	1,834,356
Yamhill (County of), OR Hospital Authority (Friendsview);
Series 2021 A, Ref. RB	5.00%	11/15/2046	3,000	2,737,616
Series 2021 A, Ref. RB	5.00%	11/15/2051	3,970	3,461,569
				44,373,931
Pennsylvania–1.35%
Allentown (City of), PA Neighborhood Improvement Zone Development Authority (615 Waterfront); Series 2021, RB(a)	6.00%	05/01/2042	4,430	4,678,364
Allentown (City of), PA Neighborhood Improvement Zone Development Authority (Waterfront-30 E. Allen Street); Series 2024, RB(a)	6.00%	05/01/2042	1,275	1,330,505
Franklin (County of), PA Industrial Development Authority (Menno-Haven, Inc.);
Series 2018, Ref. RB	5.00%	12/01/2038	1,750	1,759,486
Series 2018, Ref. RB	5.00%	12/01/2043	4,800	4,697,560
Series 2019, RB	5.00%	12/01/2054	2,000	1,754,597
Lehigh (County of), PA (Lehigh Valley Health Network); Series 2019, Ref. RB	4.00%	07/01/2049	3,465	3,026,374
Lehigh (County of), PA General Purpose Authority (Kidspeace Obligation Group); Series 2014 A, RB (Acquired 11/12/2009; Cost $359)(m)	7.50%	02/01/2044	0	376
Pennsylvania (Commonwealth of) Economic Development Financing Authority (National Gypson Co.); Series 2014, Ref. RB(b)	5.50%	11/01/2044	4,000	4,002,721
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Penndot Major Bridges);
Series 2022, RB(b)	6.00%	06/30/2061	18,500	19,584,485
Series 2022, RB (INS - AGI)(b)(h)	5.75%	12/31/2062	10,000	10,510,252
Philadelphia (City of), PA Authority for Industrial Development (Alliance for Progress Charter School, Inc.); Series 2019 A, RB	5.00%	06/15/2049	3,275	3,001,436
Philadelphia (City of), PA Authority for Industrial Development (MaST I Charter School);
Series 2016 A, Ref. RB	5.25%	08/01/2046	2,560	2,560,427
Series 2016 A, Ref. RB	5.38%	08/01/2051	3,950	3,949,411
Philadelphia (City of), PA Authority for Industrial Development (MaST II Charter School); Series 2016 B, RB	5.63%	08/01/2036	30	30,042
Philadelphia (City of), PA Authority for Industrial Development (St. Joseph’s University); Series 2022, RB	5.50%	11/01/2060	18,625	19,280,092
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Philadelphia (City of), PA Authority for Industrial Development (Wesley Enhanced Living Obligated Group);
Series 2017, Ref. RB	5.00%	07/01/2037	$6,120	$6,126,141
Series 2017, Ref. RB	5.00%	07/01/2049	2,930	2,698,493
				88,990,762
Puerto Rico–5.73%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	13,340	13,542,432
Series 2002, RB	5.63%	05/15/2043	5,415	5,490,864
Series 2005 A, RB(e)	0.00%	05/15/2050	344,980	71,977,490
Series 2008 B, RB(e)	0.00%	05/15/2057	784,260	24,535,966
Puerto Rico (Commonwealth of);
Series 2021 A-1, GO Bonds	4.00%	07/01/2041	24,758	23,596,627
Series 2021 A-1, GO Bonds	4.00%	07/01/2046	19,150	16,984,495
Subseries 2022, RN(e)	0.00%	11/01/2043	2,115	1,461,894
Subseries 2022, RN(e)	0.00%	11/01/2051	5,926	4,170,751
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2007 TT, RB(l)	5.00%	07/01/2026	6,685	4,921,831
Series 2007 TT, RB(l)	5.00%	07/01/2027	2,350	1,730,187
Series 2007 UU, Ref. RB (3 mo. Term SOFR + 0.68%)(l)(q)	3.93%	07/01/2026	4,250	3,123,750
Series 2007 UU, Ref. RB (3 mo. USD LIBOR + 0.70%)(e)(l)(q)	0.00%	07/01/2031	2,050	1,509,312
Series 2007 VV, Ref. RB (INS - NATL)(h)	5.25%	07/01/2030	15,785	16,005,038
Series 2007 VV, Ref. RB (INS - NATL)(h)	5.25%	07/01/2032	9,305	9,406,850
Series 2007 VV, Ref. RB (INS - NATL)(h)	5.25%	07/01/2033	4,380	4,410,367
Series 2007 VV, Ref. RB (INS - NATL)(h)	5.25%	07/01/2035	6,080	6,105,184
Series 2008 WW, RB(l)	5.25%	07/01/2033	2,200	1,619,750
Series 2010 AAA, RB(l)	5.25%	07/01/2026	840	617,400
Series 2010 AAA, RB(l)	5.25%	07/01/2031	1,350	993,937
Series 2010 CCC, RB(l)	5.00%	07/01/2026	325	238,875
Series 2010 CCC, RB(l)	5.00%	07/01/2028	960	706,800
Series 2010 CCC, RB(l)	5.25%	07/01/2028	7,600	5,595,500
Series 2010 EEE, RB(l)	6.05%	07/01/2032	895	658,944
Series 2010 XX, RB(l)	4.63%	07/01/2026	620	455,700
Series 2010 XX, RB(l)	5.25%	07/01/2026	385	283,456
Series 2010 XX, RB(l)	5.25%	07/01/2035	6,799	5,005,764
Series 2010 YY, RB(l)	6.13%	07/01/2040	1,200	883,500
Series 2010 ZZ, Ref. RB(l)	4.63%	07/01/2026	640	470,400
Series 2010 ZZ, Ref. RB(l)	5.00%	07/01/2026	340	249,900
Series 2010 ZZ, Ref. RB(l)	5.00%	07/01/2026	435	320,269
Series 2010 ZZ, Ref. RB(l)	5.25%	07/01/2026	875	644,219
Series 2010 ZZ, Ref. RB(l)	5.25%	07/01/2026	65	47,775
Series 2010 ZZ, Ref. RB(l)	5.00%	07/01/2028	310	228,237
Series 2012 A, RB(l)	4.80%	07/01/2029	2,260	1,663,925
Series 2012 A, RB(l)	5.00%	07/01/2029	3,535	2,602,644
Series 2013 A, RB(l)	7.25%	07/01/2030	2,120	1,587,350
Series 2013 A, RB(l)	7.00%	07/01/2033	4,030	2,987,237
Series 2013 A, RB(l)	7.00%	07/01/2040	2,675	1,982,844
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (AES Puerto Rico);
Series 2023 A, RB (Acquired 04/30/2019-04/01/2025; Cost $1,898,718)(m)	6.63%	01/01/2027	1,827	1,822,408
Series 2023 A, RB (Acquired 04/30/2019-01/08/2020; Cost $14,750,142)(m)	6.63%	01/01/2028	13,222	13,166,522
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(e)	0.00%	07/01/2033	$11,463	$8,927,086
Series 2018 A-1, RB(e)	0.00%	07/01/2046	30,515	11,138,350
Series 2018 A-1, RB(e)	0.00%	07/01/2051	149,221	40,077,224
Series 2018 A-1, RB	4.75%	07/01/2053	32,479	31,289,148
Series 2018 A-1, RB	5.00%	07/01/2058	2,210	2,183,909
Series 2019 A-2, RB	4.33%	07/01/2040	26,401	26,326,132
Series 2019 A-2, RB	4.54%	07/01/2053	314	293,026
Series 2019 A-2, RB	4.78%	07/01/2058	4,223	4,068,242
				378,109,511
Rhode Island–0.02%
Rhode Island Health & Educational Building Corp.; Series 2025 A, RB (INS - AGI)(h)	5.00%	07/01/2045	1,500	1,537,464
Tobacco Settlement Financing Corp.; Series 2015 B, Ref. RB	5.00%	06/01/2050	30	29,993
				1,567,457
South Carolina–0.51%
South Carolina (State of) Jobs-Economic Development Authority (Beaufort Memorial Hospital & South of Broad Healthcare); Series 2024, RB	5.75%	11/15/2054	9,350	9,457,280
South Carolina (State of) Jobs-Economic Development Authority (Bishop Gadsden Episcopal); Series 2025, RB	5.38%	04/01/2056	1,000	1,022,357
South Carolina (State of) Jobs-Economic Development Authority (Greer Preparatory Academy Project); Series 2024, RB(a)	6.50%	06/15/2054	3,420	3,443,447
South Carolina (State of) Jobs-Economic Development Authority (Lutheran Homes);
Series 2013, RB	5.00%	05/01/2043	1,000	908,299
Series 2013, RB	5.13%	05/01/2048	2,000	1,734,794
Series 2017, Ref. RB	5.00%	05/01/2042	250	230,160
South Carolina (State of) Jobs-Economic Development Authority (Midlands STEM Charter School); Series 2025, RB(a)	5.25%	06/15/2034	3,150	3,059,949
South Carolina (State of) Jobs-Economic Development Authority (Oceanside Collegiate Academy); Series 2024, Ref. RB(a)	5.00%	06/15/2054	2,375	2,175,164
South Carolina (State of) Jobs-Economic Development Authority (Rolling Green Village);
Series 2025 A, RB	5.80%	12/01/2050	1,150	1,172,282
Series 2025, RB	5.75%	12/01/2060	1,000	1,003,022
South Carolina (State of) Jobs-Economic Development Authority (South Carolina Episcopal Home at Still Hopes); Series 2018 A, Ref. RB	5.00%	04/01/2048	1,085	1,038,070
South Carolina (State of) Jobs-Economic Development Authority (Wesley Commons);
Series 2025 A, RB	5.63%	10/01/2050	700	705,482
Series 2025 A, RB	5.63%	10/01/2060	500	499,968
South Carolina (State of) Public Service Authority (Santee Cooper); Series 2024 B, Ref. RB	5.25%	12/01/2054	7,070	7,351,226
				33,801,500
Tennessee–1.19%
Bristol (City of), TN Industrial Development Board (Pinnacle); Series 2016, RB	5.63%	06/01/2035	13,000	11,503,164
Knox (County of), TN Health, Educational & Housing Facility Board (University of Tennessee);
Series 2024 B-1, RB (INS - BAM)(h)	5.13%	07/01/2054	2,500	2,557,620
Series 2024 B-1, RB (INS - BAM)(h)	5.25%	07/01/2064	6,110	6,286,261
Memphis (City of) & Shelby (County of), TN Economic Development Growth Engine Industrial Development Board (Graceland);
Series 2017 A, Ref. RB	5.50%	07/01/2037	250	190,057
Series 2017 A, Ref. RB	5.63%	01/01/2046	750	510,115
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Trousdale Foundation Properties);
Series 2018 A, RB (Acquired 08/29/2018; Cost $11,574,346)(a)(l)(m)	6.00%	04/01/2038	11,808	147,596
Series 2018 A, RB (Acquired 08/29/2018-09/14/2020; Cost $10,148,228)(a)(l)(m)	6.25%	04/01/2049	15,399	192,495
Shelby (County of), TN Health, Educational & Housing Facilities Board (Trezevant Manor);
Series 2013 A, Ref. RB(a)	5.50%	09/01/2047	13,625	12,139,154
Series 2016 A, Ref. RB(a)	5.00%	09/01/2031	750	714,956
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Tennessee–(continued)
Tennessee (State of) School Bond Authority;
Series 2022 A, RB (CEP - Colorado Higher Education Intercept Program)(g)	5.00%	11/01/2052	$30,000	$31,149,465
Series 2022, RB (CEP - Colorado Higher Education Intercept Program)(g)	5.00%	11/01/2047	12,835	13,495,801
				78,886,684
Texas–9.66%
Anna (City of), TX; Series 2025, RB	5.20%	09/15/2045	1,000	1,017,198
Arlington Higher Education Finance Corp. (Basis Texas Charter Schools, Inc.);
Series 2024, RB(a)	4.88%	06/15/2054	1,100	1,004,020
Series 2024, RB(a)	4.88%	06/15/2059	1,000	899,028
Series 2024, RB(a)	5.00%	06/15/2064	1,200	1,088,061
Series 2025, Ref. RB(a)	5.75%	06/15/2055	2,000	2,026,367
Series 2025, Ref. RB(a)	5.88%	06/15/2065	2,250	2,278,398
Arlington Higher Education Finance Corp. (Cypress Christian School);
Series 2024, RB(a)	5.75%	06/01/2043	1,500	1,538,686
Series 2024, RB(a)	6.00%	06/01/2053	1,250	1,257,644
Arlington Higher Education Finance Corp. (Great Hearts America - Texas);
Series 2024, RB	4.75%	08/15/2044	1,000	968,024
Series 2024, RB	5.00%	08/15/2049	1,180	1,132,992
Series 2024, RB	5.00%	08/15/2054	1,330	1,249,599
Arlington Higher Education Finance Corp. (Legacy Traditional Schools);
Series 2021, Ref. RB	4.38%	02/15/2051	8,025	5,863,667
Series 2021, Ref. RB	4.50%	02/15/2056	3,000	2,153,574
Series 2022, RB(a)	6.50%	02/15/2057	6,000	5,809,972
Arlington Higher Education Finance Corp. (Newman International Academy);
Series 2021, RB	5.00%	08/15/2041	775	627,270
Series 2021, RB	5.00%	08/15/2051	5,370	3,744,847
Arlington Higher Education Finance Corp. (Odyssey Academy, Inc.);
Series 2023 A, RB(a)	6.00%	02/15/2043	3,825	3,552,419
Series 2023 A, RB(a)	6.13%	02/15/2053	5,000	4,342,793
Aubrey (City of), TX (Duck Point Public Improvement Disctrict); Series 2025, RB(a)	5.38%	12/31/2045	1,100	1,111,804
Austin (City of), TX;
Series 2026 B, RB(b)	5.00%	11/15/2044	5,000	5,307,325
Series 2026 B, RB(b)	5.00%	11/15/2045	11,715	12,319,353
Series 2026 B, RB(b)	5.00%	11/15/2046	11,060	11,524,739
Birdville Independent School District; Series 2023, GO Bonds (INS - BAM)(h)	4.00%	02/15/2048	11,440	10,782,099
Brazoria County Industrial Development Corp. (Gladieux Metals Recycling LLC);
Series 2019 A, RB (Acquired 04/12/2023; Cost $154,557)(a)(b)(l)(m)	9.00%	03/01/2039	152	5,320
Series 2019, RB (Acquired 11/13/2019; Cost $716,000)(b)(l)(m)	7.00%	03/01/2039	716	25,060
Series 2019, RB (Acquired 03/16/2020-08/04/2023; Cost $243,819)(a)(b)(l)(m)	9.00%	03/01/2039	235	8,225
Brooks Development Authority; Series 2025, Ref. RB(a)	5.13%	08/15/2036	5,155	5,182,745
Calhoun (County of), TX Navigation Industrial Development Authority (Max Midstream Texas LLC); Series 2021, RN (Acquired 07/20/2021-04/24/2025; Cost $14,531,150)(a)(b)(m)	3.63%	07/01/2026	15,120	15,068,999
Celina (City of), TX (The Laskes at Mustang Ranch Public Improvement Phases #8-9); Series 2025, RB(a)	5.50%	09/01/2045	300	305,523
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport); Series 2024, RB	5.25%	11/01/2048	10,000	10,679,637
El Paso (City of), TX; Series 2022 A, RB (INS - BAM)(h)	4.00%	03/01/2048	9,950	9,333,339
Grand Parkway Transportation Corp.; Series 2013 B, RB	5.85%	10/01/2048	17,000	17,717,612
Harris County Cultural Education Facilities Finance Corp. (Brazos Presbyterian Homes, Inc.); Series 2016, Ref. RB	5.00%	01/01/2048	4,280	4,220,137
Harris County Hospital District; Series 2025, GO Bonds(g)	5.50%	02/15/2050	12,500	13,522,890
Houston (City of), TX;
Series 2026 C, Ref. RB (INS - AGI)(h)	5.00%	09/01/2045	4,000	4,281,480
Series 2026 C, Ref. RB (INS - AGI)(h)	5.25%	09/01/2051	2,210	2,335,065
Series 2026 C, Ref. RB	5.25%	09/01/2051	2,210	2,316,598
Houston (City of), TX (United Airlines, Inc.); Series 2021 B-1, RB(b)	4.00%	07/15/2041	13,745	12,881,414
Houston (City of), TX Airport System (United Airlines, Inc. Terminal E);
Series 2014, Ref. RB(b)	5.00%	07/01/2029	11,985	11,998,236
Series 2021 A, RB(b)	4.00%	07/01/2041	2,500	2,343,235
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Lamar Consolidated Independent School District;
Series 2023, GO Bonds	4.00%	02/15/2048	$20,000	$18,585,396
Series 2025, GO Bonds (INS - AGI)(g)(h)	5.50%	02/15/2058	30,000	31,803,240
Lower Colorado River Authority; Series 2025, RB (INS - AGI)(g)(h)	5.25%	05/15/2053	10,000	10,462,489
Lower Colorado River Authority (LCRA Transmission Services Corp.);
Series 2023, Ref. RB (INS - AGI)(h)	5.25%	05/15/2053	10,000	10,462,489
Series 2026, Ref. RB	5.00%	05/15/2046	2,360	2,489,456
Lowry Crossing (City of), TX (Simpson Road Public Improvement); Series 2025, RB(a)	5.75%	09/15/2045	740	771,420
Mesquite (City of), TX; Series 2025, RB	5.50%	09/01/2045	1,050	1,068,171
New Hope Cultural Education Facilities Finance Corp.;
Series 2025 A, RB	6.50%	10/01/2055	7,790	8,055,952
Series 2025 A, RB	6.50%	10/01/2060	8,115	8,368,956
New Hope Cultural Education Facilities Finance Corp. (4-K Housing, Inc.-Stoney Brook); Series 2017 C, RB (Acquired 04/07/2017; Cost $1,610,000)(l)(m)	5.00%	07/01/2037	1,610	483,000
New Hope Cultural Education Facilities Finance Corp. (Bella Vida Forefront Living); Series 2025 A, RB	6.25%	10/01/2045	3,000	3,151,050
New Hope Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community);
Series 2021 A-1, RB (Acquired 11/24/2021; Cost $285,000)(l)(m)	7.50%	11/15/2037	285	285,000
Series 2021 A-2, RB (Acquired 11/24/2021; Cost $2,390,000)(l)(m)	7.50%	11/15/2036	2,390	2,390,000
Series 2021, RB (Acquired 07/27/2007-11/19/2025; Cost $7,844,246)(l)(m)	2.00%	11/15/2061	7,844	3,844,594
New Hope Cultural Education Facilities Finance Corp. (Carillon Lifecare Community); Series 2016, Ref. RB	5.00%	07/01/2046	20,530	20,045,656
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village); Series 2017, Ref. RB	5.00%	01/01/2047	7,790	7,754,957
New Hope Cultural Education Facilities Finance Corp. (MRC Senior Living-The Langford);
Series 2016 A, RB	5.38%	11/15/2036	1,365	1,359,047
Series 2016 A, RB	5.50%	11/15/2046	4,475	4,099,352
Series 2016 A, RB	5.50%	11/15/2052	850	757,344
New Hope Cultural Education Facilities Finance Corp. (Outlook at Windhaven (The)); Series 2022 A, RB	6.88%	10/01/2057	500	517,541
New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North);
Series 2018, Ref. RB	5.00%	10/01/2039	3,000	3,027,728
Series 2018, Ref. RB	5.25%	10/01/2049	12,840	12,711,058
Series 2020, RB	5.25%	10/01/2055	2,105	2,033,050
Newark High Education Finance Corp. (Hughen Center, Inc.); Series 2022 A, RB (CEP - Texas Permanent School Fund)	5.00%	08/15/2052	500	507,777
North Texas Tollway Authority; Series 2011 B, RB(c)(e)(k)	0.00%	09/01/2031	15,500	8,354,892
Port Beaumont Navigation District (Jefferson Gulf Coast Energy); Series 2024, RB(a)(b)	5.25%	01/01/2054	2,000	1,825,587
Princeton (City of), TX (Eastridge Public Improvement District); Series 2025, RB(a)	5.63%	09/01/2055	700	707,444
Princeton (City of), TX (Westridge Public Improvement District); Series 2025, RB(a)	5.63%	09/01/2055	685	689,431
San Antonio (City of), TX; Series 2023 A, Ref. RB(g)	5.50%	02/01/2050	10,000	10,696,046
San Antonio Education Facilities Corp. (University of the Incarnate Word);
Series 2025, RB	5.00%	10/01/2050	1,200	1,160,070
Series 2025, RB	5.50%	10/01/2055	1,815	1,832,517
Seagoville (City of), TX; Series 2025, RB(a)	5.75%	09/15/2045	625	649,992
Tarrant (County of), TX Hospital District; Series 2023, GO Bonds	4.25%	08/15/2053	5,000	4,592,856
Tarrant County Cultural Education Facilities Finance Corp.;
Series 2017, RB (Acquired 10/29/2025; Cost $74,890)(m)	6.00%	02/15/2037	100	81,250
Series 2017, RB (Acquired 10/29/2025; Cost $82,370)(m)	6.13%	02/15/2048	110	89,375
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Scott & White Health); Series 2022, RB(g)	5.00%	11/15/2051	15,000	15,415,926
Tarrant County Cultural Education Facilities Finance Corp. (Buckner Senior Living - Ventana);
Series 2017, RB	6.00%	11/15/2027	1,950	1,975,733
Series 2017, RB	6.75%	11/15/2047	13,125	13,213,754
Series 2017, RB	6.75%	11/15/2052	965	970,077
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2007, RB (Acquired 07/18/2007; Cost $1,600,000)(l)(m)	5.75%	02/15/2029	1,600	1,300,000
Series 2009 A, RB (Acquired 12/10/2009-09/12/2025; Cost $14,258,393)(l)(m)	8.00%	02/15/2038	15,135	12,297,187
Series 2017 A, RB (Acquired 12/15/2016-10/29/2025; Cost $26,331,639)(l)(m)	6.38%	02/15/2048	27,110	22,026,875
Series 2017 A, RB (Acquired 12/15/2016-04/28/2020; Cost $24,814,254)(l)(m)	6.38%	02/15/2052	25,055	20,357,187
Series 2017, RB (Acquired 11/05/2019; Cost $9,547,686)(l)(m)	6.38%	02/15/2041	8,755	7,113,437
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Tarrant County Cultural Education Facilities Finance Corp. (Christus Health); Series 2022 A, RB	4.00%	07/01/2053	$4,345	$3,780,686
Tarrant County Cultural Education Facilities Finance Corp. (Cook Children’s Medical Center); Series 2025, Ref. RB	4.13%	12/01/2054	5,800	5,327,134
Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks);
Series 2020, Ref. RB	6.63%	11/15/2041	3,545	3,551,751
Series 2020, Ref. RB	6.75%	11/15/2051	13,625	12,823,193
Series 2020, Ref. RB	6.88%	11/15/2055	4,000	3,815,072
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way (The)); Series 2024 A, RB	5.75%	12/01/2054	13,447	11,749,254
Tarrant County Cultural Education Facilities Finance Corp. (Trinity Terrace Project); Series 2024, Ref. RB	5.00%	10/01/2049	1,000	1,003,645
Tender Option Bond Trust Receipts/Certificates;
Series 2026, RB(g)	5.50%	09/01/2058	9,050	9,570,940
Series 2026, RB (INS - AGI)(g)(h)	5.50%	09/01/2058	7,830	8,346,093
Texas (State of) Transportation Commission;
Series 2019, RB(e)	0.00%	08/01/2046	1,760	650,051
Series 2019, RB(e)	0.00%	08/01/2047	2,625	915,284
Series 2019, RB(e)	0.00%	08/01/2048	2,775	912,831
Series 2019, RB(e)	0.00%	08/01/2051	6,000	1,644,748
Series 2019, RB(e)	0.00%	08/01/2053	1,000	243,564
Texas (State of) Water Development Board;
Series 2022, RB(g)	4.80%	10/15/2052	33,000	33,333,997
Series 2022, RB(g)	5.00%	10/15/2057	3,500	3,600,789
Series 2023 A, RB	4.88%	10/15/2048	10,000	10,315,305
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC - North Tarrant Express Managed Lanes); Series 2023, RB(b)	5.50%	12/31/2058	10,000	10,347,109
Texas Transportation Finance Corp.; Series 2025, RB(g)	5.50%	10/01/2055	16,250	17,481,765
Travis County Cultural Education Facilities Finance Corp. (Wayside Schools); Series 2012 A, RB	5.25%	08/15/2042	55	55,003
Tuloso-Midway Independent School District; Series 2025, GO Bonds (CEP - Texas Permanent School Fund)(g)	5.25%	08/15/2050	12,600	13,365,115
Waco (City of), TX; Series 2023 A, Ctfs. Of Obligations	4.00%	02/01/2053	8,660	7,844,102
Walnut Creek Special Utility District; Series 2023, RB (INS - AGI)(h)	4.75%	01/10/2054	2,800	2,746,187
				637,633,371
Utah–2.11%
Auto Mall & Retail Public Infrastructure District; Series 2023 B, GO Bonds(a)	9.75%	03/15/2053	2,065	2,096,093
Black Desert Public Infrastructure District;
Series 2021 A, GO Bonds(a)	4.00%	03/01/2051	3,900	3,228,544
Series 2021 B, GO Bonds(a)	7.38%	09/15/2051	5,500	5,055,403
Black Rock Mountain Resort Public Infrastructure District; Series 2025, RB(a)	5.88%	12/01/2054	4,250	4,397,917
Boulder Ridge Public Infrastructure District No. 1; Series 2025, GO Bonds(a)	7.50%	03/01/2055	1,800	1,795,453
Downtown East Streetcar Sewer Public Infrastructure District; Series 2022 B, GO Bonds(a)	9.00%	03/15/2053	1,239	1,226,586
Downtown Revitalization Public Infrastructure District (SEG Redevelopment);
Series 2025, RB (INS - AGI)(h)	5.50%	06/01/2050	4,500	4,894,846
Series 2025, RB (INS - AGI)(h)	5.50%	06/01/2055	10,000	10,664,518
Fiddlers Canyon Infrastructure Financing District (Fiddlers Canyon Assessment Area); Series 2024, RB(a)	5.63%	12/01/2053	2,800	2,698,686
Firefly Public Infrastructure District No. 1; Series 2024 A-1, GO Bonds(a)	6.63%	03/01/2054	2,375	2,446,214
Firefly Public Infrastructure District No. 1 (Firefly Assessment Area No.1); Series 2024, RB(a)	5.63%	12/01/2043	4,544	4,681,849
Jepson Canyon Public Infrastructure District No. 1;
Series 2022 A, GO Bonds(a)	5.13%	03/01/2051	3,280	2,646,041
Series 2022 B, GO Bonds(a)	8.00%	03/15/2051	579	536,249
Jordanelle Ridge Public Infrastructure District No. 2; Series 2025 B, GO Bonds(a)	7.88%	03/15/2055	2,400	2,449,662
Mida Cormont Public Infrastructure District;
Series 2025 A-1, GO Bonds(a)	6.25%	06/01/2055	1,000	1,055,543
Series 2025, GO Bonds(a)	8.50%	06/15/2055	1,500	1,561,427
Mida Mountain Village Public Infrastructure District;
Series 2020 A, RB(a)	4.50%	08/01/2040	1,205	1,211,439
Series 2024-2, RB(a)	5.75%	06/15/2044	1,000	1,041,146
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Utah–(continued)
NS Public Infrastructure No. 2;
Series 2024 A-1, GO Bonds(a)	6.50%	03/01/2055	$2,000	$1,994,834
Series 2024 A-2, GO Bonds(d)	7.00%	03/01/2055	1,060	695,700
Series 2024 B, GO Bonds(a)	9.00%	03/15/2055	1,000	1,023,407
Olympia Public Infrastructure District No. 1; Series 2024 A-1, GO Bonds(a)	6.38%	03/01/2055	1,485	1,531,966
Oquirrh Point Public Infrastructure District No. 1;
Series 2024 A-1, GO Bonds(a)	6.50%	03/01/2055	3,380	3,378,773
Series 2024 A-2, GO Bonds(a)(d)	7.00%	03/01/2055	1,615	994,011
Series 2024 B, GO Bonds(a)	9.00%	03/15/2055	881	887,863
Panorama Public Infrastructure District No. 1;
Series 2025 A, GO Bonds(a)	6.25%	03/01/2055	2,000	2,026,551
Series 2025 B, GO Bonds(a)	8.63%	03/15/2055	621	624,040
Point Phase 1 Public Infrastructure District No. 1;
Series 2025 A-1, RB	6.13%	03/01/2055	5,950	6,206,070
Series 2025 A-2, RB	6.63%	03/01/2055	1,000	829,827
Series 2025, RB	8.50%	03/15/2055	6,600	6,719,520
Red Bridge Public Infrastructure District No. 1;
Series 2021 A, GO Bonds(a)	4.38%	02/01/2051	1,100	880,042
Series 2021 B, GO Bonds(a)	7.38%	08/15/2051	600	515,264
Salt Lake City (City of), UT; Series 2017 A, RB(b)(g)(i)	5.00%	07/01/2047	15,000	15,047,942
Salt Lake City (City of), UT (Salt Lake City International Airport); Series 2021 A, RB(b)(g)(i)	5.00%	07/01/2051	11,675	11,773,981
Soleil Hills Public Infrastructure District No. 1; Series 2025, GO Bonds(a)	8.00%	03/15/2055	835	843,578
Utah (State of) Charter School Finance Authority (Ascent Academies of Utah); Series 2022, RB(a)	5.00%	06/15/2052	9,640	8,282,271
Utah (State of) Charter School Finance Authority (Leadership Learning Academy); Series 2019 A, RB(a)	5.00%	06/15/2050	3,000	2,736,124
Utah (State of) Charter School Finance Authority (Scholar Academy); Series 2018 A, RB(a)(c)	6.00%	10/15/2028	4,190	4,096,471
Utah (State of) Charter School Finance Authority (Utah County Academy of Sciences);
Series 2018 A, RB(a)(c)	5.75%	07/15/2028	3,720	3,720,514
Series 2018, RB(a)	4.65%	07/15/2033	500	500,015
Wildwood (Cityof), Reserve Infrastructure Financing District; Series 2025, RB(a)	6.25%	12/01/2054	5,489	5,635,916
Wohali Public Infrastructure District No. 1 (Wohali Assessment Area #1); Series 2023, RB(a)	7.00%	12/01/2042	5,630	4,750,689
				139,382,985
Virgin Islands–0.15%
Virgin Islands (Government of) Public Finance Authority (Frenchman’s Reef Hotel Development); Series 2024 A, RB(a)	6.00%	04/01/2053	7,550	7,641,123
Virgin Islands Hotel Development Financing Corp.; Series 2026, RB	6.00%	12/01/2055	2,250	2,267,874
				9,908,997
Virginia–1.04%
Ballston Quarter Community Development Authority; Series 2016 A-2, RB(d)	7.13%	03/01/2059	10,634	9,941,032
Powhatan County Economic Development Authority; Series 2025, RB(a)	6.13%	09/01/2060	7,475	7,569,036
Tobacco Settlement Financing Corp.;
Series 2007 B-1, RB	5.00%	06/01/2047	21,035	17,677,900
Series 2007 B-2, RB	5.20%	06/01/2046	3,000	2,565,741
Virginia (Commonwealth of) Small Business Financing Authority (Transform 66 P3);
Series 2017, RB(b)	5.00%	12/31/2052	9,150	9,025,218
Series 2017, RB(b)	5.00%	12/31/2056	8,000	7,822,314
Virginia Beach Development Authority (Westminster-Canterbury on Chesapeake Bay);
Series 2018, Ref. RB	5.00%	09/01/2044	1,960	1,961,735
Series 2023, RB	7.00%	09/01/2059	11,000	12,008,393
				68,571,369
Washington–1.34%
Washington (State of) Convention Center Public Facilities District; Series 2018, RB	5.00%	07/01/2058	8,500	8,439,622
Washington (State of) Economic Development Finance Authority (Green Bonds); Series 2020 A, RB(a)(b)	5.63%	12/01/2040	3,500	3,692,306
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington–(continued)
Washington (State of) Housing Finance Commission;
Series 2025, RB (INS - BAM)(a)(h)	5.25%	07/01/2055	$1,800	$1,836,369
Series 2025, RB (INS - BAM)(a)(h)	5.25%	07/01/2064	22,185	22,480,435
Series 2025, Ref. RB	6.25%	01/01/2056	2,000	2,052,219
Series 2025, Ref. RB	6.25%	01/01/2061	6,600	6,750,056
Washington (State of) Housing Finance Commission (Bayview Manor Homes);
Series 2016 A, Ref. RB(a)	5.00%	07/01/2046	700	652,885
Series 2016 A, Ref. RB(a)	5.00%	07/01/2051	7,100	6,325,351
Series 2024, RB(a)	6.00%	07/01/2059	2,750	2,808,994
Washington (State of) Housing Finance Commission (Presbyterian Retirement Co.);
Series 2016 A, Ref. RB(a)	5.00%	01/01/2031	1,500	1,509,382
Series 2016 A, Ref. RB(a)	5.00%	01/01/2046	8,700	8,497,327
Washington (State of) Housing Finance Commission (Presbyterian Retirement Communities Northwest); Series 2016 A, Ref. RB(a)	5.00%	01/01/2051	8,165	7,603,057
Washington (State of) Housing Finance Commission (Social Certificates);
Series 2021-1A, Revenue Ctfs.	3.50%	12/20/2035	5,241	5,047,911
Series 2024-2, RB	4.08%	03/01/2050	8,710	8,507,299
Washington (State of) Housing Finance Commission (Spokane International Academy); Series 2021 A, RB(a)	5.00%	07/01/2056	2,260	1,962,401
				88,165,614
West Virginia–1.37%
Harrison (County of), WV Commission (Charles Pointe No. 2);
Series 2008 A, Ref. RB	7.00%	06/01/2035	2,735	2,740,908
Series 2013, Ref. RB(a)(l)	7.00%	06/01/2035	1,000	500,000
Harrison (County of), WV County Commission (Charles Pointe Economic Opportunity Development District);
Series 2019 A, RB(a)(f)(l)	5.75%	06/01/2042	14,980	11,337,116
Series 2019 B, Ref. RB(a)(f)(l)	7.50%	06/01/2042	5,285	3,689,442
Huntington (City of), WV (Downtown Project No. 3);
Series 2024 A, Ref. RB	5.00%	06/01/2039	350	357,184
Series 2024 A, Ref. RB	5.50%	06/01/2049	450	451,993
Huntington (City of), WV (Kinetic Park Project No. 3);
Series 2024, Ref. RB	5.13%	06/01/2039	440	451,218
Series 2024, Ref. RB	5.63%	05/01/2050	480	481,692
Monogalia (County of), WV (Development Disctict No. 4 - University Town Centre); Series 2023, Ref. RB (Acquired 07/21/2023; Cost $1,740,912)(a)(m)	6.00%	06/01/2053	1,755	1,847,310
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District);
Series 2017 A, Ref. RB (Acquired 09/28/2017-04/22/2024; Cost $7,015,890)(a)(m)	5.75%	06/01/2043	7,000	7,075,880
Series 2020, Ref. RB (Acquired 04/30/2020; Cost $12,209,817)(a)(m)	7.50%	06/01/2043	12,800	13,517,628
Series 2021 A, Ref. RB (Acquired 05/27/2021; Cost $2,725,000)(a)(m)	4.13%	06/01/2043	2,725	2,564,825
West Virginia (State of) Economic Development Authority (Core Natural Resources, Inc.); Series 2025, Ref. RB(a)(b)(c)	5.45%	03/27/2035	2,250	2,444,617
West Virginia (State of) Economic Development Authority (Empire Green Gerenation LLC);
Series 2023, RB (Acquired 05/17/2023; Cost $20,000,000)(a)(b)(m)	9.50%	05/01/2043	20,000	18,000,000
Series 2025, RB (Acquired 02/14/2025; Cost $2,000,000)(a)(b)(m)	9.50%	05/01/2043	2,000	1,800,000
West Virginia (State of) Economic Development Authority (Empire South Terminal of West); Series 2023, RB(a)	8.50%	12/01/2043	16,000	13,300,758
West Virginia (State of) Economic Development Authority (Entsorga West Virginia LLC);
Series 2016, RB(a)(b)(l)	7.25%	02/01/2036	10,965	39,474
Series 2018, RB(a)(b)(l)	8.75%	02/01/2036	5,500	1,320,000
West Virginia (State of) Hospital Finance Authority (Vandalia Health Group);
Series 2023 B, RB	6.00%	09/01/2048	3,000	3,239,062
Series 2023 B, RB	6.00%	09/01/2053	5,000	5,329,555
				90,488,662
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–6.14%
Public Finance Authority (Explore Academy Albuquerque);
Series 2026, Ref. RB(a)	6.75%	04/01/2046	$2,335	$2,299,423
Series 2026, Ref. RB(a)	6.88%	04/01/2051	2,045	1,999,940
Series 2026, Ref. RB(a)	7.13%	04/01/2056	3,710	3,674,476
Wisconsin (State of) Center District; Series 2020, RB (INS - AGI)(e)(h)	0.00%	12/15/2060	6,005	1,089,063
Wisconsin (State of) Health & Educational Facilities Authority (Marshfield Clinic Health System); Series 2024, RB	5.50%	02/15/2054	8,385	8,732,679
Wisconsin (State of) Health & Educational Facilities Authority (American Baptist Homes of the Midwest Obligated Group);
Series 2017, Ref. RB (Acquired 08/30/2017-02/19/2021; Cost $5,850,728)(m)	5.00%	08/01/2037	5,820	3,969,295
Series 2017, Ref. RB (Acquired 09/05/2017-02/03/2021; Cost $2,358,780)(m)	5.00%	08/01/2039	2,355	1,537,557
Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community); Series 2026, Ref. RB	5.38%	06/01/2050	1,200	1,213,111
Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corporation Cedar Community); Series 2026, Ref. RB	5.50%	06/01/2055	500	507,672
Wisconsin (State of) Health & Educational Facilities Authority (Camillus Health System);
Series 2019, Ref. RB	5.00%	11/01/2039	3,950	3,987,883
Series 2019, Ref. RB	5.00%	11/01/2046	2,500	2,404,983
Series 2019, Ref. RB	5.00%	11/01/2054	10,000	9,094,610
Wisconsin (State of) Health & Educational Facilities Authority (Capitol Lakes, Inc.);
Series 2025 A, Ref. RB	6.00%	11/15/2045	2,000	2,023,602
Series 2025 A, Ref. RB	6.25%	11/15/2055	3,265	3,279,451
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Health Corp.);
Series 2026, Ref. RB	5.00%	12/01/2045	2,555	2,661,060
Series 2026, Ref. RB	5.00%	12/01/2046	2,235	2,304,956
Wisconsin (State of) Health & Educational Facilities Authority (Mile Bluff Medical Center, Inc.); Series 2014, RB	5.75%	05/01/2039	4,260	4,259,766
Wisconsin (State of) Public Finance Authority;
Series 2019, Ref. RB(a)	5.00%	09/01/2054	1,360	1,264,648
Series 2023 A, Ref. RB(a)	6.25%	10/01/2053	1,000	1,022,057
Series 2023 B, RB(a)(e)	0.00%	07/01/2062	17,585	14,331,775
Series 2023, RB(a)	6.88%	07/01/2053	1,350	1,374,655
Series 2023, RB(a)	7.00%	07/01/2058	1,000	1,017,796
Series 2023, RB	5.75%	07/01/2062	17,470	18,148,113
Series 2025 A, RB(a)	6.75%	12/01/2065	2,135	2,223,888
Series 2025, RB(a)(e)	0.00%	12/15/2032	5,250	3,494,894
Series 2025, RB(a)(e)	0.00%	12/15/2039	3,690	1,554,221
Series 2025, RB(a)(e)	0.00%	12/15/2041	14,000	5,265,232
Series 2025, RB(a)	7.00%	07/01/2055	3,000	3,028,900
Series 2025, RB(a)	6.00%	06/01/2060	1,000	986,488
Series 2025, RB(b)	6.50%	06/30/2060	8,000	8,910,124
Wisconsin (State of) Public Finance Authority (Adelaide Pointe); Series 2023, RB(a)	6.25%	06/01/2052	7,500	7,467,752
Wisconsin (State of) Public Finance Authority (Alabama Proton Therapy Center);
Series 2017 A, RB (Acquired 12/01/2017-11/16/2020; Cost $3,537,989)(a)(l)(m)	6.25%	10/01/2031	3,475	347,500
Series 2017 A, RB (Acquired 12/01/2017-01/13/2021; Cost $25,904,213)(a)(l)(m)	6.85%	10/01/2047	25,735	2,573,500
Series 2017 A, RB (Acquired 12/06/2017-10/08/2019; Cost $1,304,321)(a)(l)(m)	7.00%	10/01/2047	1,250	125,000
Wisconsin (State of) Public Finance Authority (Alpha Ranch); Series 2024, RB(a)(e)	0.00%	12/15/2038	21,000	9,859,788
Wisconsin (State of) Public Finance Authority (American Dream at Meadowlands);
Series 2017, RB(a)(l)	6.25%	08/01/2027	1,550	1,131,500
Series 2017, RB(a)(l)	6.75%	08/01/2031	15,590	10,913,000
Wisconsin (State of) Public Finance Authority (Ascend Leadership Academy);
Series 2021 A, RB(a)	5.00%	06/15/2051	2,000	1,676,503
Series 2021 A, RB(a)	5.00%	06/15/2056	1,400	1,139,131
Wisconsin (State of) Public Finance Authority (Bancroft Neurohealth); Series 2016 A, RB(a)	5.13%	06/01/2048	10,500	9,886,836
Wisconsin (State of) Public Finance Authority (CABS); Series 2024, RB(e)	0.00%	02/01/2031	13,095	9,499,435
Wisconsin (State of) Public Finance Authority (Campo Del Sol); Series 2025, RB(a)(e)	0.00%	12/15/2033	6,917	4,310,012
Wisconsin (State of) Public Finance Authority (Campus Real Estate Holdings); Series 2025, Ref. RB	5.50%	06/01/2055	600	604,234
Wisconsin (State of) Public Finance Authority (Cincinnati Classical Academy); Series 2024, RB(a)	5.88%	06/15/2054	750	748,638
Wisconsin (State of) Public Finance Authority (Coral Academy of Science Reno); Series 2019, Ref. RB(a)	5.00%	06/01/2050	2,660	2,319,906
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Wisconsin (State of) Public Finance Authority (Cross Creek Public Improvement District); Series 2019, RB(a)	5.75%	10/01/2053	$5,600	$5,673,803
Wisconsin (State of) Public Finance Authority (Delray Beach Radiation Therapy Center);
Series 2017 A, RB (Acquired 04/03/2017; Cost $2,525,000)(a)(l)(m)	6.25%	11/01/2028	2,525	883,750
Series 2017 A, RB (Acquired 04/03/2017-01/13/2021; Cost $34,467,094)(a)(l)(m)	6.85%	11/01/2046	34,350	12,022,500
Series 2017 B, RB (Acquired 01/23/2018; Cost $8,349,668)(a)(l)(m)	8.50%	11/01/2046	8,000	4,000
Wisconsin (State of) Public Finance Authority (Explore Academy Rio Rancho); Series 2025 A, RB(a)	6.75%	07/01/2045	4,770	4,876,799
Wisconsin (State of) Public Finance Authority (Georgia Sr 400 Express Lanes);
Series 2025, RB(b)	5.75%	06/30/2060	20,000	20,795,034
Series 2025, RB(b)	5.75%	12/31/2065	9,500	9,853,024
Wisconsin (State of) Public Finance Authority (Goodwill Industries of Southern Nevada, Inc.);
Series 2019 A, RB	5.50%	12/01/2038	3,592	3,561,130
Series 2019 A, RB	5.75%	12/01/2048	610	602,791
Wisconsin (State of) Public Finance Authority (Grand Hyatt San Antonio); Series 2022 B, RB(a)	5.63%	02/01/2046	3,500	3,608,202
Wisconsin (State of) Public Finance Authority (Lariat); Series 2023, RB(a)(e)	0.00%	09/01/2029	1,875	1,471,202
Wisconsin (State of) Public Finance Authority (Mallard Creek Stem Academy); Series 2019 A, RB(a)	5.25%	06/15/2049	5,775	5,399,796
Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center);
Series 2018 A-1, RB(a)(l)	6.25%	01/01/2038	11,000	4,950,000
Series 2018 A-1, RB(a)(l)	6.38%	01/01/2048	16,520	7,434,000
Wisconsin (State of) Public Finance Authority (Mary’s Woods at Marylhurst);
Series 2017 A, Ref. RB(a)	5.25%	05/15/2047	2,240	2,241,054
Series 2017 A, Ref. RB(a)	5.25%	05/15/2052	2,300	2,232,659
Wisconsin (State of) Public Finance Authority (Mater Academy of Nevada - East Las Vegas Campus); Series 2024, RB(a)	5.00%	12/15/2054	8,225	7,466,699
Wisconsin (State of) Public Finance Authority (Miami Worldcenter); Series 2024 A, RB(a)	5.00%	06/01/2041	3,450	3,524,632
Wisconsin (State of) Public Finance Authority (Million Air Two LLC General Aviation Facilities);
Series 2017 A, RB(b)	7.25%	06/01/2035	11,065	11,424,276
Series 2017, Ref. RB(a)(b)	7.13%	06/01/2041	9,515	9,823,230
Wisconsin (State of) Public Finance Authority (Milo Farms); Series 2025, RB(a)(e)	0.00%	12/15/2039	26,132	9,611,224
Wisconsin (State of) Public Finance Authority (New Plan Learning, Inc.); Series 2021 A, Ref. RB	5.00%	07/01/2041	7,415	7,119,117
Wisconsin (State of) Public Finance Authority (Pinecrest Academy of Nevada - Sloan Canyon Campus); Series 2024, Ref. RB(a)	4.50%	07/15/2053	1,000	876,626
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.); Series 2018 A, RB	5.35%	12/01/2045	33,765	34,055,453
Wisconsin (State of) Public Finance Authority (Proton International);
Series 2021 A, RB (Acquired 12/17/2021; Cost $10,000,000)(a)(m)	6.50%	01/01/2041	10,000	5,000,000
Series 2021 A, RB (Acquired 12/17/2021; Cost $10,915,489)(a)(m)	6.85%	01/01/2051	11,110	5,555,000
Wisconsin (State of) Public Finance Authority (Quality Education Academy);
Series 2023, RB(a)	6.25%	07/15/2053	160	164,812
Series 2023, RB(a)	6.50%	07/15/2063	1,675	1,735,108
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.88%	04/01/2045	5,000	5,000,960
Wisconsin (State of) Public Finance Authority (Sky Harbour Capital Iii Llc Aviation Facilities); Series 2026, RB(a)(b)(c)	6.00%	01/01/2031	3,825	3,889,465
Wisconsin (State of) Public Finance Authority (Southminster); Series 2018, RB(a)	5.00%	10/01/2053	8,350	7,827,975
Wisconsin (State of) Public Finance Authority (Uwharrie Charter Academy);
Series 2022 A, RB(a)	5.00%	06/15/2052	2,790	2,476,724
Series 2022, RB(a)	5.00%	06/15/2062	9,000	7,707,528
Wisconsin (State of) Public Finance Authority (Wakemed Hospital); Series 2019 A, Ref. RB	4.00%	10/01/2049	1,250	1,072,476
Wisconsin (State of) Public Finance Authority (WFCS Portfolio);
Series 2021 A-1, RB(a)	5.00%	01/01/2056	5,020	4,292,577
Series 2021, RB(a)(e)	0.00%	01/01/2061	41,985	3,571,005
Wisconsin (State of) Public Finance Authority (WhiteStone);
Series 2017, Ref. RB(a)	5.00%	03/01/2052	2,300	2,054,498
Series 2020, RB(a)	5.25%	03/01/2055	6,000	5,526,980
				405,651,162
Total Municipal Obligations (Cost $7,320,869,084)				6,984,735,238
			Shares
Exchange-Traded Funds–0.71%
Invesco Intermediate Municipal ETF(r)			407,600	21,107,566
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

			Shares	Value
Invesco Rochester High Yield Municipal ETF(r)			503,177	$25,652,668
Total Exchange-Traded Funds (Cost $46,568,857)				46,760,234
	Interest Rate	Maturity Date	Principal Amount (000)
U.S. Dollar Denominated Bonds & Notes–0.23%
Texas–0.23%
AM BidCo Holdings LLC (Cost $14,856,131)(f)	3.68%	10/21/2027	$14,856	14,856,131
			Shares
Common Stocks & Other Equity Interests–0.13%
AM BidCo Holdings LLC(f)			799	8,265,311
BL Train Holdings West LLC; Wts. expiring 11/26/2035(f)			294,270	514,972
Total Common Stocks & Other Equity Interests (Cost $7,988,100)				8,780,283

Preferred Stocks–0.00%
AES Puerto Rico, Inc.; Pfd. (Cost $16)(f)			323,055	0
TOTAL INVESTMENTS IN SECURITIES(s)–106.86% (Cost $7,390,282,188)				7,055,131,886
FLOATING RATE NOTE OBLIGATIONS–(9.57)%
Notes with interest and fee rates ranging from 2.09% to 2.95% at 05/31/2026 and contractual maturities of collateral ranging from 07/01/2032 to 11/01/2059(t)				(631,535,000)
BORROWINGS–(0.36)%				(23,500,000)
OTHER ASSETS LESS LIABILITIES–3.07%				202,047,649
NET ASSETS–100.00%				$6,602,144,535
Investment Abbreviations:
AGI	– Assured Guaranty, Inc.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
Ctfs.	– Certificates
ETF	– Exchange-Traded Fund
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LIBOR	– London Interbank Offered Rate
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
Pfd.	– Preferred
RAC	– Revenue Anticipation Certificates
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SOFR	– Secured Overnight Financing Rate
Sub.	– Subordinated
USD	– U.S. Dollar
VRD	– Variable Rate Demand
Wts.	– Warrants
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

Notes to Schedule of Investments:
(a)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
May 31, 2026 was $1,732,368,547, which represented 26.24% of the Fund’s Net Assets.

(b)	Security subject to the alternative minimum tax.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(e)	Zero coupon bond issued at a discount.
(f)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(g)	Underlying security related to TOB Trusts entered into by the Fund.
(h)	Principal and/or interest payments are secured by the bond insurance company listed.
(i)
Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $187,593,205. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB
Trusts.

(j)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(k)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(l)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2026 was $216,422,806, which represented 3.28% of the Fund’s Net Assets.

(m)	Restricted security. The aggregate value of these securities at May 31, 2026 was $298,178,492, which represented 4.52% of the Fund’s Net Assets.
(n)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(o)
Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on May 31, 2026.

(p)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(q)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2026.
(r)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended May 31, 2026.

	Value February 28, 2026	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value May 31, 2026	Dividend Income
Invesco Intermediate Municipal ETF	$21,417,342	$-	$-	$(309,776)	$-	$21,107,566	$188,181
Invesco Rochester High Yield Municipal ETF	25,898,520	-	-	(245,852)	-	25,652,668	328,323
Total	$47,315,862	$-	$-	$(555,628)	$-	$46,760,234	$516,504

(s)
Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

(t)
Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2026. At May 31, 2026, the Fund’s investments with a value of $883,129,763 are held by TOB Trusts and serve as collateral for the $631,535,000 in the floating rate note obligations outstanding at that date.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$6,961,614,451	$23,120,787	$6,984,735,238
Exchange-Traded Funds	46,760,234	—	—	46,760,234
U.S. Dollar Denominated Bonds & Notes	—	—	14,856,131	14,856,131
Common Stocks & Other Equity Interests	—	—	8,780,283	8,780,283
Preferred Stocks	—	—	0	0
Total Investments in Securities	46,760,234	6,961,614,451	46,757,201	7,055,131,886
Other Investments - Assets
Investments Matured	—	47,568,399	1,052,390	48,620,789
Total Investments	$46,760,234	$7,009,182,850	$47,809,591	$7,103,752,675
Invesco High Yield Municipal Fund